                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-3838
                                  ----------------------------------------------

             State Street Research Capital Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Terrence J. Cullen, Senior Vice President and Counsel
             State Street Research
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  09/30/04
                        -----------------
Date of reporting period:  10/1/03 - 3/31/04
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1: REPORT TO SHAREHOLDERS
        The Semi-annual Report is attached.


                                                    [STATE STREET RESEARCH LOGO]

[GRAPHIC OMITTED]

Aurora Fund
March 31, 2004


                                               Semiannual Report to Shareholders

                  Table of Contents

                     3    Performance Discussion

                     4    Portfolio Holdings

                     8    Financial Statements

                    12    Financial Highlights

                    14    Trustees and Officers


FROM THE CHAIRMAN
        State Street Research

After putting on a spectacular show of strength in the second quarter of 2003, the U.S. economy settled down to a slower, but nevertheless solid, pace of growth during the six-month period from October 1, 2003, to March 31, 2004. Gross Domestic Product (GDP), a common measure of economic growth, rose 4.1% in the fourth quarter of 2003 and 4.2% for the first quarter of 2004. Consumer confidence was generally strong throughout the period as a combination of accelerated tax cuts and tax rebates fueled higher disposable income for most working Americans. The housing market was strong, and consumer spending continued to rise. Better yet, business spending began to recover after a long period of stagnation. Corporate profits staged a solid rebound, making it easier for companies to increase outlays, especially on information technology and electronic equipment.

However, the economic news was slightly less upbeat as the first quarter of 2004 began. Durable goods orders declined and the number of new jobs added to the labor market in January and February fell short of expectations. And consumer confidence slipped in March. However, a strong March jobs report suggested that the economic recovery was on solid ground on all fronts. The period ended with the expectation that the Federal Reserve Board would likely raise short-term interest rates sooner rather than later in the year.

Stock and Bond Markets Moved Higher
The stock market moved sharply higher through early February as economic growth firmed up and corporate profits rose 20% or more for the reporting period, as reported by Thomson First Call. However, a host of worries stopped the major indexes in their tracks in the final six weeks of the period. Investors grew more cautious about interest rates, the threat of terrorist attacks and corporate profit comparisons going forward.

High-Yield bonds continued to rally, then stalled along with the stock market. Although High-Yield was the strongest performing bond sector for the period, they gave up their lead to U.S. Treasury bonds as interest rates came down. Both Investment-Grade corporate and government bonds earned solid but modest returns. The municipal market was a standout among Investment-Grade sectors, but mortgage bonds lagged as homeowners took advantage of another round of low rates and refinanced their mortgages.

Looking Ahead
The recent bear and bull cycles serve as a reminder that markets can be unpredictable, which underscores the importance of having an asset allocation plan in place. If you have a plan in place, stay with it, invest regularly and talk to your investment professional before you make a significant move outside your plan.

As always, we look forward to helping you achieve your long-term financial goals with State Street Research Funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman

March 31, 2004

-----------
PERFORMANCE
-----------
        Discussion as of March 31, 2004

How State Street Research Aurora Fund Performed
State Street Research Aurora Fund returned 24.87% for the six-month period ended March 31, 2004.(1) The fund performed in line with the Russell 2000[RegTM] Value Index, which returned 24.42%, and outperformed the Lipper Small-Cap Core Funds Average, which returned 21.79% over the same period.(2)

Reasons for the Fund's Performance
Small-cap value stocks were one of the top-performing asset classes over the past six months, and the fund benefited from the positive investing environment. It fared better than its peer group primarily as a result of favorable stock selection. The fund was overweight in the Materials & Processing sector going into the period, and earned some of its best returns from stocks such as United States Steel, Phelps Dodge and IMC Global. United States Steel and Phelps Dodge benefited from higher raw-materials costs as steel and copper prices rose. We cut back on our exposure to the sector by the end of the period.

The Technology sector was another major source of good returns for the fund. NMS Communications and IONA Technologies both gained significantly. However, in the Autos & Transportation sector, rising fuel costs hurt airline stocks, including Mesa Air Group and Frontier Airlines. Wabtec, a provider of products and services to the global rail industry, was also weak. The company cited weaker dollar rates and rising scrap-steel prices in lowering its earnings estimate. In Producer Durables, semiconductor equipment manufacturer Brooks Automation and electronics-component manufacturer Technitrol both disappointed. We reduced our exposure to the sector, which is often seasonally weak in the first calendar quarter.

Looking Ahead
We have positioned the fund to benefit from an improving economy and strong earnings growth. To take advantage of these trends, we increased our exposure to energy firms that have the potential to benefit from elevated commodity prices. We have modified the fund's investment process; the fund has begun to invest a percentage (a target range of 10%-20%) of its assets in mid-cap names with market capitalizations of up to $10 billion. In general, we continue to focus on finding the best relative values within a three-year outlook on companies' earnings and cash-flow potential.

Risks
The major risks of stock investing include sudden and unpredictable drops in value and periods of lackluster performance. Small-cap stocks can be particularly sensitive to market movements, as they may be thinly traded and their market prices tend to reflect future expectations. "Value" investing poses the potential that a stock may not achieve its "expected" value if the circumstances that cause the stock to be underpriced do not change.

Top 10 Holdings
--------------------------------------------------------------------------------

Issuer/Security                       % of Fund Net Assets
      1           Veeco Instruments               1.6%
                  ----------------------------------------
      2           Technitrol                      1.4%
                  ----------------------------------------
      3           Reader's Digest Association     1.0%
                  ----------------------------------------
      4           Argosy Gaming                   1.0%
                  ----------------------------------------
      5           Kemet                           1.0%
                  ----------------------------------------
      6           Navistar International          0.9%
                  ----------------------------------------
      7           Wabtec                          0.9%
                  ----------------------------------------
      8           Cypress Semiconductor           0.9%
                  ----------------------------------------
      9           Martin Marietta Materials       0.9%
                  ----------------------------------------
      10          Agrium                          0.9%
                  ----------------------------------------
                  Total                          10.5%

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Performance
--------------------------------------------------------------------------------
Fund average annual total return as of 3/31/04(3,5,6,7)
(does not reflect sales charge)

                                           Life of Fund
               1 Year        5 Years       (2/13/95)
-------------------------------------------------------
Class A        68.10%        22.77%           22.19%
-------------------------------------------------------
Class B(1)     66.90%        21.89%           21.29%
-------------------------------------------------------
Class B        68.95%        22.47%           21.60%
-------------------------------------------------------
Class C        66.98%        21.89%           21.29%
-------------------------------------------------------
Class S        68.63%        23.24%           22.57%
-------------------------------------------------------

Fund average annual total return as of 3/31/04(3,4,5,6,7)
(at maximum applicable sales charge)

                                           Life of Fund
               1 Year        5 Years       (2/13/95)
-------------------------------------------------------
Class A        58.43%        21.32%           21.40%
-------------------------------------------------------
Class B(1)     61.90%        21.71%           21.29%
-------------------------------------------------------
Class B        63.95%        22.29%           21.60%
-------------------------------------------------------
Class C        65.98%        21.89%           21.29%
-------------------------------------------------------
Class S        68.63%        23.24%           22.57%
-------------------------------------------------------

(1)  Class A shares; does not reflect sales charge.

(2) The Russell 2000 Value Index contains those stocks within the complete Russell 2000[RegTM] Index (a small-company index) that show below-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index. The Lipper Small-Cap Core Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.

(3) Keep in mind that the performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted herein. For the most recent month-end performance results, visit our website at www.ssrfunds.com. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(4) Performance reflects a maximum 5.75% Class A share front-end sales charge, or a 5% Class B or Class B(1), or 1% Class C share contingent deferred sales charge, where applicable.

(5) Performance for Class B(1) shares reflects Class B share performance through December 31, 1998 and Class B(1) performance thereafter. If the returns for Class B(1) shares had reflected their current service/ distribution (Rule 12b-1) fees for the entire period, these returns would have been lower.

(6) Class S shares, offered without sales charge, are available through certain employee benefit plans and special programs.

(7) Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.


                                            State Street Research Aurora Fund  3

---------
PORTFOLIO
---------
        Holdings

March 31, 2004 (unaudited)

Issuer                                                                            Shares            Value
-------------------------------------------------------------------------------------------------------------
Common Stocks 97.9%

Automobiles & Transportation 7.6%
Air Transport 2.7%
AAR Corp.* .............................................................        1,388,900        $ 17,055,692
Alaska Air Group Inc.* .................................................          716,300          17,663,958
EGL Inc.* ..............................................................        1,299,300          23,335,428
Frontier Airlines Inc.* ................................................        1,416,400          14,758,888
Mesa Air Group Inc.* ...................................................        1,735,900          14,338,534
Skywest, Inc. ..........................................................          656,400          12,629,136
                                                                                                 ------------
                                                                                                   99,781,636
                                                                                                 ------------
Automotive Parts 2.0%
American Axle & Manufacturing
  Holdings Inc.* .......................................................          464,800          17,127,880
Borg-Warner Automotive Inc. ............................................          199,600          16,932,068
Navistar International Corp.* ..........................................          737,700          33,823,545
Tower Automotive Inc.* .................................................          879,800           4,434,192
                                                                                                 ------------
                                                                                                   72,317,685
                                                                                                 ------------
Miscellaneous Transportation 1.2%
Kirby Corp.* ...........................................................          349,400          11,806,226
OMI Corp.* .............................................................        2,652,600          30,345,744
                                                                                                 ------------
                                                                                                   42,151,970
                                                                                                 ------------
Railroad Equipment 0.9%
Wabtec Corp. ...........................................................        2,372,200          33,780,128
                                                                                                 ------------
Railroads 0.3%
RailAmerica Inc.* ......................................................          947,100          11,412,555
                                                                                                 ------------
Tires & Rubber 0.5%
Cooper Tire & Rubber Co. ...............................................          842,700          16,980,405
                                                                                                 ------------
Total Automobiles & Transportation ......................................................         276,424,379
                                                                                                 ------------
Consumer Discretionary 20.5%
Casinos/Gambling, Hotel/Motel 1.8%
Argosy Gaming Corp.* ...................................................        1,035,300          36,804,915
Boyd Gaming Corp. ......................................................          721,600          16,517,424
Pinnacle Entertainment Inc.* ...........................................          766,600          10,579,080
                                                                                                 ------------
                                                                                                   63,901,419
                                                                                                 ------------
Commercial Services 2.6%
Heidrick & Struggles International Inc.* ...............................        1,179,200          28,218,256
ProQuest Co.* ..........................................................          429,900          12,540,183
Six Flags Inc.* ........................................................        2,016,200          15,827,170
Steiner Leisure Ltd.* ..................................................          813,600          13,180,320
Tetra Tech Inc.* .......................................................          744,200          15,970,532
Viad Corp. .............................................................          339,000           8,193,630
                                                                                                 ------------
                                                                                                   93,930,091
                                                                                                 ------------
Communications, Media & Entertainment 1.4%
Entravision Communications Corp.* ......................................          568,600           5,100,342
Gray Television Inc. ...................................................          728,300          10,647,746
Hollywood Entertainment Corp.* .........................................        1,470,500          19,939,980
LIN TV Corp.* ..........................................................          655,200          15,600,312
                                                                                                 ------------
                                                                                                   51,288,380
                                                                                                 ------------

Issuer                                                                            Shares            Value
-------------------------------------------------------------------------------------------------------------
Consumer Products 1.0%
Playtex Products Inc.* .................................................        2,207,900        $ 15,256,589
Tupperware Corp. .......................................................        1,187,600          21,151,156
                                                                                                 ------------
                                                                                                   36,407,745
                                                                                                 ------------
Consumer Services 1.7%
Dollar Thrifty Automotive Group Inc.* ..................................          129,700           3,277,519
Learning Tree International Inc.* ......................................          598,700           9,513,343
SkillSoft PLC ADR* .....................................................        1,578,700          20,365,230
Stewart Enterprises Inc. Cl. A* ........................................        3,716,200          27,016,774
                                                                                                 ------------
                                                                                                   60,172,866
                                                                                                 ------------
Household Furnishings 1.1%
Furniture Brands International, Inc.* ..................................          448,400          14,438,480
La-Z-Boy Inc. ..........................................................        1,226,400          26,686,464
                                                                                                 ------------
                                                                                                   41,124,944
                                                                                                 ------------
Leisure Time 1.4%
Callaway Golf Co. ......................................................          960,700          18,234,086
K2 Inc.* ...............................................................          764,400          12,253,332
Penn National Gaming Inc.* .............................................          330,300           9,502,731
Steinway Musical Instruments Inc.* .....................................          331,200          10,614,960
                                                                                                 ------------
                                                                                                   50,605,109
                                                                                                 ------------
Printing & Publishing 2.1%
Hollinger International Inc. Cl. A .....................................          956,700          18,942,660
Journal Register Co.* ..................................................        1,006,200          21,029,580
Reader's Digest Association Inc. Cl. A .................................        2,689,900          37,873,792
                                                                                                 ------------
                                                                                                   77,846,032
                                                                                                 ------------
Restaurants 1.6%
CKE Restaurants Inc.* ..................................................        2,156,100          21,345,390
O'Charley's Inc.* ......................................................          795,400          14,516,050
Papa Johns International Inc.* .........................................          362,500          12,267,000
Ryan's Family Steak Houses Inc.* .......................................          699,900          11,975,289
                                                                                                 ------------
                                                                                                   60,103,729
                                                                                                 ------------
Retail 5.1%
American Eagle Outfitters Inc.* ........................................          465,900          12,560,664
Barnes & Noble Inc.* ...................................................          387,700          12,639,020
BJ's Wholesale Club Inc.* ..............................................          324,900           8,268,705
Charming Shopper Inc.* .................................................        2,325,700          18,117,203
Christopher & Banks Corp.* .............................................          716,700          15,129,537
CSK Auto Corp.* ........................................................          277,100           5,018,281
Dillards Inc. ..........................................................          561,400          10,756,424
Genesco Inc.* ..........................................................          718,400          16,652,512
Hancock Fabrics Inc. ...................................................          539,500           8,572,655
J. Jill Group Inc.* ....................................................          704,800          14,462,496
Linens 'n Things Inc.* .................................................           65,000           2,301,650
Payless ShoeSource Inc.* ...............................................        2,102,100          29,345,316
Too Inc.* ..............................................................        1,024,800          21,469,560
Tweeter Home Entertainment Group Inc.* .................................        1,248,322          11,784,160
                                                                                                 ------------
                                                                                                  187,078,183
                                                                                                 ------------
Textile Apparel Manufacturers 0.7%
Oshkosh B'Gosh Inc. Cl. A ..............................................          537,288          12,572,539
Russell Corp. ..........................................................          630,600          11,514,756
                                                                                                 ------------
                                                                                                   24,087,295
                                                                                                 ------------
Total Consumer Discretionary ............................................................         746,545,793
                                                                                                 ------------
Consumer Staples 2.6%
Drug & Grocery Store Chains 1.6%
Duane Reade Inc.* ......................................................        1,288,900          21,833,966
Longs Drug Stores Corp. ................................................          990,000          18,641,700
Wild Oats Markets Inc.* ................................................        1,594,000          18,857,020
                                                                                                 ------------
                                                                                                   59,332,686
                                                                                                 ------------


4  The notes are an integral part of the financial statements.

Issuer                                                                            Shares            Value
-------------------------------------------------------------------------------------------------------------
Foods 1.0%
International Multifoods Corp.* ........................................          703,300        $ 17,385,576
Interstate Bakeries Corp. ..............................................        1,625,700          18,484,209
                                                                                                 ------------
                                                                                                   35,869,785
                                                                                                 ------------
Total Consumer Staples ..................................................................          95,202,471
                                                                                                 ------------
Financial Services 7.0%
Banks & Savings & Loan 0.7%
First Niagara Financial Group Corp.* ...................................          637,200           8,697,780
Sterling Bancshares Inc. ...............................................        1,183,000          15,840,370
                                                                                                 ------------
                                                                                                   24,538,150
                                                                                                 ------------
Financial Data Processing Services & Systems 0.7%
Carreker Corp.* ........................................................        1,146,200           9,077,904
John H. Harland Co. ....................................................          576,800          17,950,016
                                                                                                 ------------
                                                                                                   27,027,920
                                                                                                 ------------
Insurance 2.2%
Amerus Group Co. .......................................................          344,300          13,892,505
Harleysville Group Inc. ................................................          556,800          10,367,616
Hub International Ltd. .................................................          674,800          12,382,580
Odyssey Reinsurance Holdings Corp. .....................................          591,500          15,970,500
Ohio Casualty Corp.* ...................................................          932,200          18,634,678
United National Group Ltd.* ............................................          534,000           9,056,640
                                                                                                 ------------
                                                                                                   80,304,519
                                                                                                 ------------
Miscellaneous Financial 0.4%
Fidelity National Financial Inc. .......................................          212,369           8,409,812
Medallion Financial Corp. ..............................................          845,500           7,313,575
                                                                                                 ------------
                                                                                                   15,723,387
                                                                                                 ------------
Real Estate Investment Trusts 0.8%
Anthracite Capital Inc. ................................................          625,985           7,968,789
Heritage Property Investment Trust Inc. ................................          481,300          14,968,430
Highland Hospitality Corp.* ............................................          589,100           6,904,252
                                                                                                 ------------
                                                                                                   29,841,471
                                                                                                 ------------
Rental & Leasing Services: Commercial 0.7%
GATX Corp. .............................................................        1,147,800          25,446,726
                                                                                                 ------------
Securities Brokerage & Services 1.5%
American Capital Strategies Ltd. .......................................          567,400          18,860,376
Investment Technology Group Inc.* ......................................          367,400           5,621,220
MCG Capital Corp. ......................................................          435,200           8,786,688
NCO Group Inc.* ........................................................          654,600          15,298,002
SWS Group Inc. .........................................................          257,700           4,615,407
                                                                                                 ------------
                                                                                                   53,181,693
                                                                                                 ------------
Total Financial Services ................................................................         256,063,866
                                                                                                 ------------
Health Care 5.5%
Drugs & Biotechnology 2.1%
Albany Molecular Research Inc.* ........................................          510,900           8,118,201
ArthroCare Corp.* ......................................................          392,600           9,072,986
Chattem Inc.* ..........................................................          708,400          18,361,728
Cytyc Corp.* ...........................................................          446,700           9,939,075
InterMune Inc.* ........................................................          155,500           3,029,140
Priority Healthcare Corp.* .............................................          185,800           3,955,682
Valeant Pharmaceuticals Inc. ...........................................        1,009,600          24,099,152
                                                                                                 ------------
                                                                                                   76,575,964
                                                                                                 ------------
Health Care Facilities 0.7%
Genesis Healthcare Corp.* ..............................................          169,700           4,132,195
LifePoint Hospitals Inc.* ..............................................          587,700          19,006,218
                                                                                                 ------------
                                                                                                   23,138,413
                                                                                                 ------------

Issuer                                                                            Shares            Value
-------------------------------------------------------------------------------------------------------------
Health Care Services 2.0%
Hanger Orthopedic Group Inc.* ..........................................          612,200        $ 11,050,210
Hooper Holmes Inc. .....................................................        2,782,300          17,361,552
NeighborCare Inc.* .....................................................          407,800           9,889,150
Province Healthcare Co.* ...............................................        1,233,000          19,604,700
RehabCare Group Inc.* ..................................................          739,700          14,705,236
                                                                                                 ------------
                                                                                                   72,610,848
                                                                                                 ------------
Hospital Supply 0.7%
American Medical Systems Holdings Inc.* ................................           42,200           1,118,300
DJ Orthopedics Inc.* ...................................................          291,400           7,532,690
ICU Medical Inc.* ......................................................          189,300           5,749,041
Viasys Healthcare Inc.* ................................................          533,300          12,063,246
                                                                                                 ------------
                                                                                                   26,463,277
                                                                                                 ------------
Total Health Care .......................................................................         198,788,502
                                                                                                 ------------
Materials & Processing 16.1%
Agriculture 0.6%
Bunge Ltd. .............................................................          214,200           8,615,124
Corn Products International Inc. .......................................          309,900          12,396,000
                                                                                                 ------------
                                                                                                   21,011,124
                                                                                                 ------------
Building & Construction 2.1%
Comfort Systems USA Inc.* ..............................................        1,219,900           8,807,678
ElkCorp ................................................................          497,600          13,479,984
Granite Construction Inc. ..............................................          394,000           9,365,380
Martin Marietta Materials Inc. .........................................          722,300          33,341,368
Trex Inc.* .............................................................          325,900          11,116,449
                                                                                                 ------------
                                                                                                   76,110,859
                                                                                                 ------------
Chemicals 2.1%
Cambrex Corp. ..........................................................          642,900          17,294,010
Ferro Corp. ............................................................          511,500          13,375,725
Methanex Corp. .........................................................          562,800           6,303,360
Millennium Chemicals Inc. ..............................................        1,107,900          16,552,026
OMNOVA Solutions Inc.* .................................................        2,342,000          12,295,500
Spartech Corp. .........................................................          397,000           9,885,300
                                                                                                 ------------
                                                                                                   75,705,921
                                                                                                 ------------
Containers & Packaging 1.2%
Anchor Glass Container Corp* ...........................................          875,200          13,828,160
Apogee Enterprises, Inc. ...............................................          940,400          11,595,132
Packaging Corp. of America* ............................................          872,700          19,688,112
                                                                                                 ------------
                                                                                                   45,111,404
                                                                                                 ------------
Diversified Manufacturing 0.6%
Acuity Brands Inc. .....................................................          465,900          11,125,692
Tredegar Industries Inc. ...............................................          603,500           8,829,205
                                                                                                 ------------
                                                                                                   19,954,897
                                                                                                 ------------
Engineering & Contracting Services 1.0%
Dycom Industries Inc.* .................................................          583,800          15,482,376
Intergrated Electrical Services Inc.* ..................................        1,976,600          22,216,984
                                                                                                 ------------
                                                                                                   37,699,360
                                                                                                 ------------
Fertilizers 1.4%
Agrium Inc. ............................................................        2,209,600          32,481,120
IMC Global Inc. ........................................................        1,282,400          18,338,320
                                                                                                 ------------
                                                                                                   50,819,440
                                                                                                 ------------
Forest Products 0.3%
Rayonier Inc. ..........................................................          209,333           9,149,946
                                                                                                 ------------
Gold & Precious Metals 0.1%
Coeur D'Alene Mines Corp.* .............................................          743,900           5,207,300
                                                                                                 ------------


The notes are an integral part of the financial statements.

                                            State Street Research Aurora Fund  5

Issuer                                                                              Shares            Value
---------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing 2.4%
Insituform Technologies Inc.* ............................................          819,200        $ 12,804,096
Maverick Tube Corp.* .....................................................        1,041,500          24,527,325
NN Inc. ..................................................................          670,200           7,821,234
NS Group Inc.* ...........................................................        1,178,000          15,314,000
RTI International Metals Inc.* ...........................................          698,000          11,049,340
Valmont Industries Inc. ..................................................          790,800          15,800,184
Wolverine Tube Inc.* .....................................................          117,500             985,825
                                                                                                   ------------
                                                                                                     88,302,004
                                                                                                   ------------
Non-Ferrous Metals 2.3%
Compass Minerals International Inc. ......................................          709,900          11,635,261
GrafTech International Ltd.* .............................................        1,255,300          18,766,735
Lydall Inc.* .............................................................          237,100           2,418,420
Minerals Technologies Inc. ...............................................          294,100          16,793,110
Phelps Dodge Corp. * .....................................................          274,800          22,440,168
Titanium Metals Corp.* ...................................................          107,519          10,719,644
                                                                                                   ------------
                                                                                                     82,773,338
                                                                                                   ------------
Paper & Forest Products 0.4%
Caraustar Industries Inc.* ...............................................        1,160,900          13,524,485
                                                                                                   ------------
Steel 1.5%
Allegheny Technologies Inc. ..............................................        2,020,700          24,450,470
United States Steel Corp. ................................................          829,200          30,904,284
                                                                                                   ------------
                                                                                                     55,354,754
                                                                                                   ------------
Textile & Products 0.1%
Quaker Fabric Corp. ......................................................          501,200           4,500,776
                                                                                                   ------------
Total Materials & Processing ..............................................................         585,225,608
                                                                                                   ------------
Other 1.7%
Multi-Sector 1.7%
Jacuzzi Brands Inc.* .....................................................        1,247,900          11,705,302
Trinity Industries Inc. ..................................................        1,075,700          29,904,460
Walter Industries Inc. ...................................................        1,735,900          20,726,646
                                                                                                   ------------
Total Other ...............................................................................          62,336,408
                                                                                                   ------------
Other Energy 6.6%
Miscellaneous Energy 0.8%
Massey Energy Corp. ......................................................          441,100           9,735,077
Peabody Energy Corp. .....................................................          403,700          18,776,087
                                                                                                   ------------
                                                                                                     28,511,164
                                                                                                   ------------
Offshore Drilling 0.5%
Atwood Oceanics Inc.* ....................................................          472,400          16,812,716
                                                                                                   ------------
Oil & Gas Producers 1.8%
Cabot Oil & Gas Corp. Cl. A ..............................................          625,300          19,109,168
Energy Partners Ltd.* ....................................................          910,800          12,159,180
Spinnaker Exploration Co.* ...............................................          237,400           8,527,408
Stone Energy Corp.* ......................................................          256,300          12,676,598
Vintage Petroleum Inc. ...................................................          985,100          14,441,566
                                                                                                   ------------
                                                                                                     66,913,920
                                                                                                   ------------
Oil Well Equipment & Services 3.5%
Core Laboratories NV Co.* ................................................          881,600          18,689,920
Global Industries Inc.* ..................................................        2,754,000          16,110,900
Grey Wolf Inc.* ..........................................................        2,554,100          10,573,974
Hanover Compressor Co.* ..................................................        2,206,300          26,674,167
NewPark Resources Inc.* ..................................................        2,290,700          11,911,640
Veritas DGC Inc.* ........................................................          918,500          19,012,950
W-H Energy Services Inc.* ................................................        1,615,800          23,380,626
                                                                                                   ------------
                                                                                                    126,354,177
                                                                                                   ------------
Total Other Energy ........................................................................         238,591,977
                                                                                                   ------------

Issuer                                                                              Shares            Value
---------------------------------------------------------------------------------------------------------------
Producer Durables 17.7%
Aerospace 1.6%
Alliant Technology Systems, Inc.* ........................................          278,700        $ 15,161,280
Heico Corp. ..............................................................          644,300          10,109,067
Heico Corp. Cl. A ........................................................           64,429             793,121
Ladish Inc.* .............................................................          738,100           6,480,518
Teledyne Technologies Inc.* ..............................................          788,300          14,741,210
United Defense Industries Inc.* ..........................................          333,300          10,595,607
                                                                                                   ------------
                                                                                                     57,880,803
                                                                                                   ------------
Electrical Equipment & Components 2.7%
MKS Instruments Inc.* ....................................................          872,303          20,943,995
Regal Beloit Corp. .......................................................          525,600          10,501,488
Technitrol Inc.* .........................................................        2,692,900          50,626,520
Triumph Group Inc.* ......................................................          457,100          15,107,155
                                                                                                   ------------
                                                                                                     97,179,158
                                                                                                   ------------
Industrial Products 3.5%
C&D Technologies Inc. ....................................................          100,800           1,684,368
Federal Signal Corp. .....................................................          519,000          10,302,150
Flowserve Corp.* .........................................................          992,200          20,786,590
Roper Industries Inc. ....................................................          459,000          22,146,750
Veeco Instruments Inc.* ..................................................        2,094,900          58,761,945
Watts Industries Inc. Cl A ...............................................          627,300          14,672,547
                                                                                                   ------------
                                                                                                    128,354,350
                                                                                                   ------------
Machinery 4.2%
AGCO Corp.* ..............................................................        1,048,200          21,708,222
Applied Films Corp.* .....................................................          203,400           5,674,860
Cummings Inc. ............................................................           90,000           5,260,500
Helix Technology Corp. ...................................................          644,000          15,617,000
JLG Industries Inc. ......................................................          582,600           8,331,180
Joy Global Inc.* .........................................................          721,500          20,252,505
Kadant Inc.* .............................................................        1,227,800          25,599,630
Manitowoc Company Inc. ...................................................          650,600          19,244,748
Stewart & Stevenson Services Inc. ........................................          918,900          13,434,318
Terex Corp.* .............................................................          455,100          16,825,047
                                                                                                   ------------
                                                                                                    151,948,010
                                                                                                   ------------
Miscellaneous Equipment 0.9%
Pentair Inc. .............................................................          246,100          14,519,900
Thomas & Betts Corp.* ....................................................          889,900          19,417,618
                                                                                                   ------------
                                                                                                     33,937,518
                                                                                                   ------------
Office Furniture & Business Equipment 0.3%
Steelcase Inc. Cl. A .....................................................          891,500          11,589,500
                                                                                                   ------------
Production Technology Equipment 2.8%
ATMI Inc.* ...............................................................          728,900          19,184,648
Brooks Automation Inc.* ..................................................        1,211,300          25,413,074
Cognex Corp. .............................................................          404,400          13,446,300
Esterline Technologies Corp.* ............................................          528,800          13,140,680
Varian Semiconductor Equipment Inc.* .....................................          679,200          28,526,400
                                                                                                   ------------
                                                                                                     99,711,102
                                                                                                   ------------
Telecommunications Equipment 1.7%
American Tower Corp. Cl. A* ..............................................        1,227,100          13,927,585
Andrew Corp.* ............................................................        1,756,000          30,730,000
Belden Inc. ..............................................................          402,600           7,637,322
Plantronics Inc.* ........................................................          255,700           9,361,177
                                                                                                   ------------
                                                                                                     61,656,084
                                                                                                   ------------
Total Producer Durables ...................................................................         642,256,525
                                                                                                   ------------


6  The notes are an integral part of the financial statements.

Issuer                                                                              Shares                Value
----------------------------------------------------------------------------------------------------------------
Technology 11.2%
Electrical Equipment & Components 0.4%
IXYS Corp.* ..............................................................         1,569,300       $  14,751,420
                                                                                                   -------------
Communications Technology 2.3%
Advanced Fibre Communications Inc.* ......................................           246,300           5,425,989
Anaren Microwave Inc.* ...................................................           945,500          14,919,990
Anixter International Inc.* ..............................................           360,700          10,189,775
CommScope Inc.* ..........................................................           955,700          15,912,405
Inet Technologies Inc.* ..................................................         1,486,600          18,448,706
NMS Communications Corp.* ................................................         2,313,000          16,561,080
                                                                                                   -------------
                                                                                                      81,457,945
                                                                                                   -------------
Computer Software 2.2%
CIBER Inc.* ..............................................................         1,747,700          19,224,700
Eletronics for Imaging Inc.* .............................................         1,056,700          25,963,119
IONA Technologies plc ADR* ...............................................           627,300           4,704,750
Keane Inc.* ..............................................................           329,900           5,192,626
Mentor Graphics Corp.* ...................................................         1,012,500          18,042,750
Micros Systems Inc.* .....................................................           112,800           5,092,920
Pegasystems Inc.* ........................................................           264,300           2,172,546
                                                                                                   -------------
                                                                                                      80,393,411
                                                                                                   -------------
Computer Technology 1.2%
Hutchinson Technology Inc.* ..............................................           418,200          11,734,692
Perot Systems Corp.* .....................................................         1,168,000          15,534,400
Silicon Graphics Inc.* ...................................................         3,416,400           8,677,656
SimpleTech Inc.* .........................................................         1,753,600           8,329,600
                                                                                                   -------------
                                                                                                      44,276,348
                                                                                                   -------------
Electronics 3.1%
AVX Corp. ................................................................           628,100          10,357,369
BEI Technologies Inc. ....................................................           514,900          11,564,654
Benchmark Electronics Inc.* ..............................................           237,550           7,478,074
Gerber Scientific Inc.* ..................................................           556,700           3,785,560
Herley Industries Inc.* ..................................................           920,400          17,377,152
Kemet Corp.* .............................................................         2,480,500          35,570,370
Lecroy Corp.* ............................................................           784,400          16,291,988
Trimble Navigation Ltd.* .................................................           506,550          11,615,192
                                                                                                   -------------
                                                                                                     114,040,359
                                                                                                   -------------
Electronics: Semiconductors/Components 2.0%
Avnet Inc.* ..............................................................           525,600          12,871,944
Chippac Inc. Cl. A* ......................................................           604,900           4,784,759
Cypress Semiconductor Corp.* .............................................         1,634,500          33,458,215
Excel Technology Inc.* ...................................................           345,900          10,878,555
Triquint Semiconductors Inc.* ............................................         1,460,500          10,661,650
                                                                                                   -------------
                                                                                                      72,655,123
                                                                                                   -------------
Total Technology ...........................................................................         407,574,606
                                                                                                   -------------
Utilities 1.4%
Electrical 0.3%
Hawaiian Electric Industries Inc. ........................................           101,500           5,261,760
Weststar Energy Inc. .....................................................           241,300           5,057,648
                                                                                                   -------------
                                                                                                      10,319,408
                                                                                                   -------------
Gas Distribution 0.6%
NUI Corp. ................................................................           747,000          12,631,770
UGI Corp. ................................................................           289,700           9,536,924
                                                                                                   -------------
                                                                                                      22,168,694
                                                                                                   -------------
Telecommunications 0.5%
PTEK Holdings Inc.* ......................................................         2,076,600          19,083,954
                                                                                                   -------------
Total Utilities ..........................................................                            51,572,056
                                                                                                   -------------
Total Common Stocks (Cost $2,654,557,398) ......................................................   3,560,582,191
                                                                                                   -------------

Issuer                                                                              Shares                Value
----------------------------------------------------------------------------------------------------------------
Short-Term Investments 22.9%
State Street Navigator Securities Lending
  Prime Portfolio ........................................................       832,013,167       $ 832,013,167
                                                                                                   -------------
Total Short-Term Investments (Cost $832,013,167)  ..........................................         832,013,167
                                                                                                   -------------

                                                                      Maturity    Principal
                                                                        Date        Amount
----------------------------------------------------------------------------------------------------------------
Commercial Paper 1.7%
American Express Credit
  Corp., 0.95% ...............................................       4/01/2004    $6,682,000           6,682,000
American Express Credit
  Corp., 0.97% ...............................................       4/01/2004     3,724,000           3,724,000
American Express Credit
  Corp., 0.97% ...............................................       4/07/2004     9,623,000           9,621,445
American Express Credit
  Corp., 0.97% ...............................................       4/07/2004     7,656,000           7,654,762
General Electric Capital
  Corp., 1.00% ...............................................       4/12/2004     8,000,000           7,997,555
Morgan Stanley Dean Witter
  & Co., 1.02% ...............................................       4/01/2004     5,975,000           5,975,000
UBS Finance Inc., 1.04% ......................................       4/01/2004    20,957,000          20,957,000
                                                                                                   -------------
Total Commercial Paper (Cost $62,611,762)...................................................          62,611,762
                                                                                                   -------------

                                                                                   % of
                                                                                 Net Assets
-----------------------------------------------------------------------------------------------------------------
Summary of Portfolio Assets
Investments (Cost $3,549,182,327) ...............                                  122.5%          4,455,207,120
Cash and Other Assets, Less Liabilities .........                                  (22.5%)          (817,860,867)
                                                                                   -------        --------------
Net Assets ......................................                                  100.0%         $3,637,346,253
                                                                                   =======        ==============

KEY TO SYMBOLS

*   Denotes a security which has not paid a dividend during the last year.

ADR Stands for American Depositary Receipt.

Federal Income Tax Information
At March 31, 2004, the net unrealized appreciation of investments based on cost for federal income tax purposes of $3,560,132,885 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                     $950,787,937

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value                                                    (55,713,702)
                                                             ------------
                                                             $895,074,235
                                                             ============


The notes are an integral part of the financial statements.

                                            State Street Research Aurora Fund  7

---------
FINANCIAL
---------
        Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
March 31, 2004 (unaudited)

Assets
Investments, at value (Cost $3,549,182,327) (Note 1) .....   $4,455,207,120
Cash .....................................................            4,865
Receivable for securities sold ...........................       30,707,853
Receivable for fund shares sold ..........................       12,941,701
Dividends receivable .....................................        1,753,895
Other assets .............................................           20,559
                                                             --------------
                                                              4,500,635,993
                                                             --------------
Liabilities
Payable for collateral received on securities loaned .....      832,013,167
Payable for securities purchased .........................       12,811,287
Payable for fund shares redeemed .........................       12,084,809
Accrued management fee ...................................        2,762,320
Accrued transfer agent and shareholder services ..........        1,691,474
Accrued distribution and service fees ....................        1,497,764
Accrued trustees' fees ...................................           37,831
Accrued administration fee ...............................           10,486
Other accrued expenses ...................................          380,602
                                                             --------------
                                                                863,289,740
                                                             --------------
Net Assets ...............................................   $3,637,346,253
                                                             ==============
Net Assets consist of:
  Unrealized appreciation of investments .................   $  906,024,793
  Accumulated net realized gain ..........................      190,438,197
  Paid-in capital ........................................    2,540,883,263
                                                             --------------
                                                             $3,637,346,253
                                                             ==============

                   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class        Net Assets       [divided by]     Number of Shares     =         NAV
  A        $2,202,310,143                       54,662,308                  $40.29*
  B(1)     $  495,742,638                       13,202,865                  $37.55**
  B        $  213,331,687                        5,548,512                  $38.45**
  C        $  516,637,363                       13,759,872                  $37.55**
  S        $  209,324,422                        5,046,296                  $41.48

*  Maximum offering price per share = $42.75 ($40.29 [divided by] 0.9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended March 31, 2004 (unaudited)

Investment Income
Dividends, net of foreign taxes of $42,321 (Note 1)         $ 13,133,416
Interest (Note 1) .......................................        915,389
                                                            ------------
                                                              14,048,805
                                                            ------------
Expenses
Management fee (Note 2) .................................     14,241,245
Transfer agent and shareholder services (Note 2) ........      4,228,886
Distribution and service fees - Class A (Note 4) ........      3,013,664
Distribution and service fees - Class B(1) (Note 4) .....      2,341,416
Distribution and service fees - Class C (Note 4) ........      2,392,986
Custodian fee ...........................................        223,484
Reports to shareholders .................................        211,328
Trustees' fees (Note 2) .................................         65,360
Registration fees .......................................         55,188
Administration fee (Note 2) .............................         48,944
Audit fee ...............................................         19,026
Legal fees ..............................................          2,772
Miscellaneous ...........................................         52,600
                                                            ------------
                                                              26,896,899
Fees paid indirectly (Note 2) ...........................        (26,692)
                                                            ------------
                                                              26,870,207
Reimbursement of distribution fees (Note 4) .............        400,000
                                                            ------------
Net investment loss .....................................    (12,421,402)
                                                            ------------
Realized and Unrealized Gain
on Investments
Net increase from payment by affiliate (Note 2) .........        426,457
Net realized gain on investments (Notes 1 and 3) ........    211,141,991
Change in unrealized appreciation of investments ........    507,405,920
                                                            ------------
Net gain on investments .................................    718,974,368
                                                            ------------
Net increase in net assets resulting from operations.....   $706,552,966
                                                            ============


8  The notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                Six months ended
                                                                 March 31, 2004       Year ended
                                                                  (unaudited)     September 30, 2003
                                                               ----------------- -------------------
Increase (Decrease) In Net Assets
Operations:
Net investment loss ........................................    $  (12,421,402)   $  (21,564,654)
Net increase from payment
  by affiliate .............................................           426,457                --
Net realized gain (loss) on
  investments ..............................................       211,141,991        (5,964,906)
Change in unrealized
  appreciation of investments ..............................       507,405,920       732,152,627
                                                                --------------    --------------
Net increase resulting from
  operations ...............................................       706,552,966       704,623,067
                                                                --------------    --------------
Distributions from capital gains:
  Class A ..................................................          (966,369)       (8,427,738)
  Class B(1) ...............................................          (240,069)       (2,137,073)
  Class B ..................................................          (108,430)       (1,112,809)
  Class C ..................................................          (244,717)       (2,440,090)
  Class S ..................................................           (83,129)         (560,409)
                                                                --------------    --------------
                                                                    (1,642,714)      (14,678,119)
                                                                --------------    --------------
Net increase (decrease) from
  fund share transactions
  (Note 5) .................................................       105,325,675      (332,003,552)
                                                                --------------    --------------
Total increase in net assets ...............................       810,235,927       357,941,396
Net Assets
Beginning of period ........................................     2,827,110,326     2,469,168,930
                                                                --------------    --------------
End of period ..............................................    $3,637,346,253    $2,827,110,326
                                                                ==============    ==============


Notes to Unaudited Financial Statements
--------------------------------------------------------------------------------
March 31, 2004

Note 1
State Street Research Aurora Fund is a series of State Street Research Capital Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The investment objective of the fund is to provide high total return, consisting principally of capital appreciation. In seeking to achieve its investment objective, the fund invests at least 65% of its total assets in small-cap value stocks.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase and five years of purchase, respectively. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Currently, the annual service and distribution fees paid by Class B shares have been voluntarily reduced to 0.00%. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees equal to 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of these securities, then they are valued at their fair value taking this trading or these events into account.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.


                                            State Street Research Aurora Fund  9

--------------------------------------------------------------------------------

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for wash sale deferrals.

The fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount has been reflected on Form 1099 for the calendar year 2003.

E. Federal Income Taxes
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

At September 30, 2003, the fund had a capital loss carryforward of $7,899,670 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on September 30, 2011.

F. Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At March 31, 2004, the value of the securities loaned and the value of collateral were $810,954,565 and $832,013,167 (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio), respectively. During the six months ended March 31, 2004, income from securities lending amounted to $513,929 and is included in interest income.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.85% of fund net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended March 31, 2004, the fees pursuant to such agreement amounted to $14,241,245.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended March 31, 2004, the amount of such expenses allocated to the fund was $2,601,247.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the six months ended March 31, 2004, the fund's transfer agent fees were reduced by $26,692 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $65,360 during the six months ended March 31, 2004.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among State Street Research funds. During the six months ended March 31, 2004, the amount of such expenses was $48,944.

On February 19, 2004, the Distributor entered into an agreement with the NASD resolving all outstanding issues relating to an investigation by the NASD of the Distributor's e-mail retention practices and supervision of trading activity in shares of the State Street Research funds. The Distributor, without admitting or denying the allegations or the findings set forth in the agreement, and solely for the purpose of the settlement, agreed to the entry of certain findings by the NASD relating to the Distributor's compliance with document retention requirements and the Distributor's supervision of and enforcement of shareholder exchange limitations set forth in the funds' prospectuses. The agreement contains no allegations or findings of fraudulent conduct by the Distributor. As part of this agreement, the Distributor made a payment to State Street Research Aurora Fund to compensate the fund for losses relating to the exchange of fund shares beyond the annual limit set forth in the fund's prospectus. The payment was allocated among the fund's share classes as follows: $256,999 to Class A; $58,986 to Class B(1); $25,392 to Class B; $60,506 to Class C; and $24,574 to
Class S. These amounts are shown in the total amount of $426,457 as "Net increase from payment by affiliate" in the Statement of Operations.

Note 3
For the six months ended March 31, 2004, purchases and sales of securities, exclusive of short-term obligations, aggregated $609,608,151, and $581,507,241, respectively.

Note 4
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1) and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares, 0.75% of average daily net assets for Class B(1) and Class C shares. Currently, the annual service and distribution fees paid by Class B shares have been voluntarily waived to 0.00%. The fund expects this waiver to continue although there is no guarantee that it will. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. For Class B(1), the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund. During the six months ended March 31, 2004, the Distributor reimbursed a total of $400,000 to Class B shares of the fund reflect-ing the estimated excess of payments received over costs incurred under the plan. This amount is shown as "Reimbursement of distribution fees" in the Statement of Operations. For the six months ended March 31, 2004, fees pursuant to such plans amounted to $3,013,664, $2,341,416 and $2,392,986 for Class A, Class B(1), and Class C shares, respectively. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of March 31, 2004, there were $28,311,944 and $8,583,449 for Class A, Class B and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $1,006,174 and $1,469,735, respectively, on sales of Class A shares of the fund during the six months ended March 31, 2004, and that MetLife Securities, Inc. earned commissions aggregating $1,553,949 and $32,059 on sales of Class B(1) and Class C shares, and the Distributor collected contingent deferred sales charges aggregating $383,080, $2,889 and $5,485 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

Note 5
The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 per value per share.

These transactions break down by share class as follows:

                                                                        Six months ended
                                                                         March 31, 2004                    Year ended
                                                                          (unaudited)                  September 30, 2003
                                                                  -------------------------------------------------------------
Class A                                                              Shares          Amount         Shares            Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                        13,102,745     $ 498,306,087    16,899,496     $ 469,042,922
Issued upon reinvestment of distributions from capital gains           25,322           954,113       213,191         5,489,579
Shares redeemed                                                   (10,593,780)     (402,517,558)  (24,341,722)     (651,666,848)
                                                                  -----------     -------------   -----------     -------------
Net increase (decrease)                                             2,534,287     $  96,742,642    (7,229,035)    $(177,134,347)
                                                                  ===========     =============   ===========     =============

Class B(1)                                                           Shares           Amount        Shares           Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         1,021,114     $  36,162,013     1,403,726     $  36,779,208
Issued upon reinvestment of distributions from capital gains            6,315           222,274        64,891         1,576,445
Shares redeemed                                                    (1,109,423)      (39,273,149)   (2,979,708)      (74,229,578)
                                                                  -----------     -------------   -----------     -------------
Net decrease                                                          (81,994)    $  (2,888,862)   (1,511,091)    $ (35,873,925)
                                                                  ===========     =============   ===========     =============

Class B                                                              Shares           Amount        Shares           Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                            48,198     $   1,734,875       131,669     $   3,441,001
Issued upon reinvestment of distributions from capital gains            2,849           102,399        31,392           769,318
Shares redeemed                                                      (758,792)      (27,754,004)   (1,847,125)      (46,449,514)
                                                                  -----------     -------------   -----------     -------------
Net decrease                                                         (707,745)    $ (25,916,730)   (1,684,064)    $ (42,239,195)
                                                                  ===========     =============   ===========     =============

Class C                                                              Shares           Amount        Shares           Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         1,584,447     $  56,453,998     1,051,716     $  28,486,342
Issued upon reinvestment of distributions from capital gains            6,440           226,622        58,514         1,420,934
Shares redeemed                                                    (1,383,575)      (48,994,295)   (5,026,706)     (124,996,244)
                                                                  -----------     -------------   -----------     -------------
Net increase (decrease)                                               207,312     $   7,686,325    (3,916,476)    $ (95,088,968)
                                                                  ===========     =============   ===========     =============

Class S                                                              Shares           Amount        Shares           Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         1,637,106     $  63,643,129     1,772,631     $  51,725,495
Issued upon reinvestment of distributions from capital gains            2,027            78,602        21,069           558,168
Shares redeemed                                                      (886,380)      (34,019,431)   (1,205,014)      (33,950,780)
                                                                  -----------     -------------   -----------     -------------
Net increase                                                          752,753     $  29,702,300       588,686     $  18,332,883
                                                                  ===========     =============   ===========     =============


                                           State Street Research Aurora Fund  11

---------
FINANCIAL
---------
        Highlights

For a share outstanding throughout each period

                                                                              Class A
                                                                  --------------------------------
                                                                                      Years ended
                                                                   Six months ended   September 30
                                                                    March 31, 2004   -------------
                                                                    (unaudited)(a)      2003(a)
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                   32.28           24.43
                                                                          ------          ------
  Net investment income (loss) ($)                                         (0.11)          (0.19)
  Net realized and unrealized gain (loss) on investments ($)                8.14            8.19
                                                                          ------          ------
Total from investment operations ($)                                        8.03            8.00
                                                                          ------          ------
  Distributions from capital gains ($)                                     (0.02)          (0.15)
                                                                          ------          ------
Total distributions ($)                                                    (0.02)          (0.15)
                                                                          ------          ------
Net asset value, end of period ($)                                         40.29           32.28
                                                                          ======          ======
Total return (%)(b)                                                        24.87(d)        32.90

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                              2,202,310       1,682,504
Expense ratio (%)                                                           1.44(e)         1.55
Expense ratio after expense reductions (%)                                  1.44(e)         1.55
Ratio of net investment income (loss) to average net assets (%)            (0.60)(e)       (0.69)
Portfolio turnover rate (%)                                                17.75           48.43

                                                                                        Class A
                                                                  ----------------------------------------------------
                                                                                Years ended September 30
                                                                  ----------------------------------------------------
                                                                    2002(a)(f)    2001(a)(f)   2000(a)(f)   1999(a)(f)
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                26.51         29.17       19.02        15.47
                                                                       ------        ------      ------       ------
  Net investment income (loss) ($)                                      (0.23)         0.02        0.10         0.05
  Net realized and unrealized gain (loss) on investments ($)            (1.85)        (0.37)      10.05         3.50
                                                                       ------        ------      ------       ------
Total from investment operations ($)                                    (2.08)        (0.35)      10.15         3.55
                                                                       ------        ------      ------       ------
  Distributions from capital gains ($)                                     --         (2.31)         --           --
                                                                       ------        ------      ------       ------
Total distributions ($)                                                    --         (2.31)         --           --
                                                                       ------        ------      ------       ------
Net asset value, end of period ($)                                      24.43         26.51       29.17        19.02
                                                                       ======        ======      ======       ======
Total return (%)(b)                                                     (7.85)        (0.98)      53.45        22.88

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                           1,449,869     1,334,548     552,365      146,295
Expense ratio (%)                                                        1.48          1.44        1.40         1.46
Expense ratio after expense reductions (%)                               1.47          1.43        1.40         1.45
Ratio of net investment income (loss) to average net assets (%)         (0.73)         0.08        0.42         0.30
Portfolio turnover rate (%)                                             42.18         26.40       76.95        65.13

                                                                               Class B(1)
                                                               ------------------------------------------
                                                                Six months ended Years ended September 30
                                                                 March 31, 2004  ------------------------
                                                                 (unaudited)(a)    2003(a)    2002(a)(f)
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                             30.19           23.02       25.16
                                                                    ------          ------      ------
  Net investment loss ($)                                            (0.23)          (0.36)      (0.42)
  Net realized and unrealized gain (loss) on investments ($)          7.61            7.68       (1.72)
                                                                    ------          ------      ------
Total from investment operations ($)                                  7.38            7.32       (2.14)
                                                                    ------          ------      ------
  Distributions from capital gains ($)                               (0.02)          (0.15)         --
                                                                    ------          ------      ------
Total distributions ($)                                              (0.02)          (0.15)         --
                                                                    ------          ------      ------
Net asset value, end of period ($)                                   37.55           30.19       23.02
                                                                    ======          ======      ======
Total return (%)(b)                                                  24.44(d)        31.96       (8.51)
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                          495,743         401,016     340,529
Expense ratio (%)                                                     2.14(e)         2.25        2.18
Expense ratio after expense reductions (%)                            2.14(e)         2.25        2.17
Ratio of net investment loss to average net assets (%)               (1.30)(e)       (1.39)      (1.43)
Portfolio turnover rate (%)                                           17.75          48.43       42.18

                                                                               Class B(1)
                                                               ------------------------------------------
                                                                        Years ended September 30
                                                               ------------------------------------------
                                                                2001(a)(f)   2000(a)(f)    1999(a)(c)(f)
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                           27.99        18.38          16.17
                                                                  ------       ------         ------
  Net investment loss ($)                                          (0.18)       (0.07)         (0.03)
  Net realized and unrealized gain (loss) on investments ($)       (0.34)        9.68           2.24
                                                                  ------       ------         ------
Total from investment operations ($)                               (0.52)        9.61           2.21
                                                                  ------       ------         ------
  Distributions from capital gains ($)                             (2.31)          --             --
                                                                  ------       ------         ------
Total distributions ($)                                            (2.31)          --             --
                                                                  ------       ------         ------
Net asset value, end of period ($)                                 25.16        27.99          18.38
                                                                  ======       ======         ======
Total return (%)(b)                                                (1.67)       52.37          13.61(d)

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                        299,062      110,743         20,419
Expense ratio (%)                                                   2.14         2.13           2.10(e)
Expense ratio after expense reductions (%)                          2.13         2.13           2.09(e)
Ratio of net investment loss to average net assets (%)             (0.63)       (0.29)         (0.24)(e)
Portfolio turnover rate (%)                                        26.40        76.95          65.13

                                                                             Class B
                                                                  -----------------------------
                                                                                    Years ended
                                                                   Six months ended September 30
                                                                    March 31, 2004  -----------
                                                                    (unaudited)(a)    2003(a)
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                30.70           23.17
                                                                       ------          ------
  Net investment income (loss) ($)                                       0.01           (0.10)
  Net realized and unrealized gain (loss) on investments ($)             7.76            7.78
                                                                       ------          ------
Total from investment operations ($)                                     7.77            7.68
                                                                       ------          ------
  Distributions from capital gains ($)                                  (0.02)          (0.15)
                                                                       ------          ------
Total distributions ($)                                                 (0.02)          (0.15)
                                                                       ------          ------
Net asset value, end of period ($)                                      38.45           30.70
                                                                       ======          ======
Total return (%)(b)                                                     25.31(d)        33.31

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             213,332         192,055
Expense ratio (%)                                                        1.14(e)         1.25
Expense ratio after expense reductions (%)                               1.14(e)         1.25
Ratio of net investment income (loss) to average net assets (%)          0.07(e)        (0.39)
Portfolio turnover rate (%)                                             17.75           48.43

                                                                                       Class B
                                                                  --------------------------------------------------
                                                                               Years ended September 30
                                                                  --------------------------------------------------
                                                                   2002(a)(f)   2001(a)(f)   2000(a)(f)   1999(a)(f)
                                                                  ------------ ------------ ------------ -----------
Net asset value, beginning of period ($)                              25.16        27.99        18.38        15.07
                                                                     ------       ------       ------       ------
  Net investment income (loss) ($)                                    (0.23)       (0.15)       (0.07)       (0.08)
  Net realized and unrealized gain (loss) on investments ($)          (1.76)       (0.37)        9.68         3.39
                                                                     ------       ------       ------       ------
Total from investment operations ($)                                  (1.99)       (0.52)        9.61         3.31
                                                                     ------       ------       ------       ------
  Distributions from capital gains ($)                                   --        (2.31)          --           --
                                                                     ------       ------       ------       ------
Total distributions ($)                                                  --        (2.31)          --           --
                                                                     ------       ------       ------       ------
Net asset value, end of period ($)                                    23.17        25.16        27.99        18.38
                                                                     ======       ======       ======       ======
Total return (%)(b)                                                   (7.91)       (1.67)       52.37        21.90

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                           183,973      234,168      268,557      198,783
Expense ratio (%)                                                      1.51         2.14         2.13         2.21
Expense ratio after expense reductions (%)                             1.50         2.13         2.13         2.20
Ratio of net investment income (loss) to average net assets (%)       (0.76)       (0.54)       (0.31)       (0.46)
Portfolio turnover rate (%)                                           42.18        26.40        76.95        65.13

                                                                             Class C
                                                                  -----------------------------
                                                                                    Years ended
                                                                   Six months ended September 30
                                                                    March 31, 2004  -----------
                                                                    (unaudited)(a)    2003(a)
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                30.18           23.01
                                                                       ------          ------
  Net investment loss ($)                                               (0.23)          (0.35)
  Net realized and unrealized gain (loss) on investments ($)             7.62            7.67
                                                                       ------          ------
Total from investment operations ($)                                     7.39            7.32
                                                                       ------          ------
  Distributions from capital gains ($)                                  (0.02)          (0.15)
                                                                       ------          ------
Total distributions ($)                                                 (0.02)          (0.15)
                                                                       ------          ------
Net asset value, end of period ($)                                      37.55           30.18
                                                                       ======          ======
Total return (%)(b)                                                     24.48(d)        31.97

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             516,637         409,076
Expense ratio (%)                                                        2.14(e)         2.25
Expense ratio after expense reductions (%)                               2.14(e)         2.25
Ratio of net investment income (loss) to average net assets (%)         (1.30)(e)       (1.39)
Portfolio turnover rate (%)                                             17.75           48.43

                                                                                       Class C
                                                                  --------------------------------------------------
                                                                               Years ended September 30
                                                                  --------------------------------------------------
                                                                   2002(a)(f)   2001(a)(f)   2000(a)(f)   1999(a)(f)
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                              25.16        27.99        18.38       15.06
                                                                     ------       ------       ------      ------
  Net investment loss ($)                                             (0.42)       (0.18)       (0.07)      (0.08)
  Net realized and unrealized gain (loss) on investments ($)          (1.73)       (0.34)        9.68        3.40
                                                                     ------       ------       ------      ------
Total from investment operations ($)                                  (2.15)       (0.52)        9.61        3.32
                                                                     ------       ------       ------      ------
  Distributions from capital gains ($)                                   --        (2.31)          --          --
                                                                     ------       ------       ------      ------
Total distributions ($)                                                  --        (2.31)          --          --
                                                                     ------       ------       ------      ------
Net asset value, end of period ($)                                    23.01        25.16        27.99       18.38
                                                                     ======       ======       ======      ======
Total return (%)(b)                                                   (8.55)       (1.67)       52.37       21.98

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                           402,010      378,733      180,877      67,816
Expense ratio (%)                                                      2.18         2.14         2.13        2.21
Expense ratio after expense reductions (%)                             2.17         2.13         2.13        2.20
Ratio of net investment income (loss) to average net assets (%)       (1.43)       (0.62)       (0.30)      (0.45)
Portfolio turnover rate (%)                                           42.18        26.40        76.95       65.13

                                                                             Class S
                                                                  -----------------------------
                                                                                    Years ended
                                                                   Six months ended September 30
                                                                    March 31, 2004  -----------
                                                                    (unaudited)(a)    2003(a)
                                                                  ----------------- -----------
Net asset value, beginning of period ($)                                 33.18           25.05
                                                                         -----           -----
  Net investment income (loss) ($)                                       (0.06)          (0.11)
  Net realized and unrealized gain (loss) on investments ($)              8.38            8.39
                                                                        ------          ------
Total from investment operations ($)                                      8.32            8.28
                                                                        ------          ------
  Dividends from net investment income ($)                                  --              --
  Distributions from capital gains ($)                                   (0.02)          (0.15)
                                                                        ------          ------
Total distributions ($)                                                  (0.02)          (0.15)
                                                                        ------          ------
Net asset value, end of period ($)                                       41.48           33.18
                                                                        ======          ======
Total return (%)(b)                                                      25.07(d)        33.21

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                              209,324         142,460
Expense ratio (%)                                                         1.14(e)         1.25
Expense ratio after expense reductions (%)                                1.14(e)         1.25
Ratio of net investment income (loss) to average net assets (%)          (0.30)(e)       (0.38)
Portfolio turnover rate (%)                                              17.75           48.43

                                                                                       Class S
                                                                  --------------------------------------------------
                                                                               Years ended September 30
                                                                  --------------------------------------------------
                                                                   2002(a)(f)   2001(a)(f)   2000(a)(f)   1999(a)(f)
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                              27.06        29.66        19.23       15.60
                                                                     ------       ------       ------       -----
  Net investment income (loss) ($)                                    (0.14)        0.13         0.12        0.10
  Net realized and unrealized gain (loss) on investments ($)          (1.87)       (0.39)       10.31        3.53
                                                                     ------       ------       ------       -----
Total from investment operations ($)                                  (2.01)       (0.26)       10.43        3.63
                                                                     ------       ------       ------       -----
  Dividends from net investment income ($)                               --        (0.03)          --          --
  Distributions from capital gains ($)                                   --        (2.31)          --          --
                                                                     ------       ------       ------       -----
Total distributions ($)                                                  --        (2.34)          --          --
                                                                     ------       ------       ------       -----
Net asset value, end of period ($)                                    25.05        27.06        29.66       19.23
                                                                     ======       ======       ======       =====
Total return (%)(b)                                                   (7.43)       (0.64)       54.32       23.21

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                            92,789       76,711       20,298       1,177
Expense ratio (%)                                                      1.18         1.14         1.13        1.21
Expense ratio after expense reductions (%)                             1.17         1.13         1.13        1.20
Ratio of net investment income (loss) to average net assets (%)       (0.43)        0.36         0.63        0.54
Portfolio turnover rate (%)                                           42.18        26.40        76.95       65.13


(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) January 1, 1999 (commencement of share class) to September 30, 1999
(d) Not annualized
(e) Annualized
(f) Audited by other auditors


                                           State Street Research Aurora Fund  13

---------------------
TRUSTEES AND OFFICERS
---------------------
        State Street Research Capital Trust


                                                                                           Number of Funds
Name,                Position(s)  Term of Office                                           in Fund Complex          Other
Address               Held with    and Length of         Principal Occupations               Overseen by     Directorships Held
and Age(a)              Fund      Time Served(b)          During Past 5 Years             Trustee/Officer(c) by Trustee/Officer
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
Bruce R. Bond         Trustee         Since      Retired; formerly Chairman of the Board,         19      Avaya Corporation
(58)                                  1999       Chief Executive Officer and President,
                                                 PictureTel Corporation (video conferencing
                                                 systems)
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Drotch       Trustee         Since      Retired; formerly Partner,                       19      The First Marblehead Corp.
(62)                                  2004       PricewaterhouseCoopers LLP
------------------------------------------------------------------------------------------------------------------------------------
Steve A. Garban       Trustee         Since      Retired; formerly Senior Vice President for      53      Metropolitan Series Fund,
(66)                                  1997       Finance and Operations and Treasurer, The                Inc.; and Metropolitan
                                                 Pennsylvania State University                            Series Fund II
------------------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips     Trustee         Since      Dean, School of Business and Public              19      The Kroger Co.
(59)                                  1998       Management, George Washington University;
                                                 formerly a member of the Board of Governors
                                                 of the Federal Reserve System; and Chairman
                                                 and Commissioner of the Commodity Futures
                                                 Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt       Trustee         Since      President, Founders Investments Ltd.             53      A.P. Pharma, Inc.;
(65)                                  1995       (investments); President, Pacific Four                   Metropolitan Series Fund,
                                                 Investments (investments); formerly                      Inc.; and Metropolitan
                                                 President, The Glen Ellen Company (private               Series Fund II
                                                 investment firm)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.            Trustee         Since      Jay W. Forrester Professor of Management,        53      Metropolitan Series Fund,
Scott Morton (66)                     1987       Sloan School of Management, Massachusetts                Inc.; and Metropolitan
                                                 Institute of Technology                                  Series Fund II
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
Richard S. Davis(+)   Trustee         Since      Chairman of the Board, President and Chief       19      None
(58)                                  2000       Executive Officer of State Street Research
                                                 & Management Company; formerly Senior Vice
                                                 President, Fixed Income Investments,
                                                 Metropolitan Life Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Officers
Caroline Evascu       Vice            Since      Vice President of State Street Research &         3      None
(29)                  President       2003       Management Company; formerly Vice President
                                                 and senior analyst at SG Cowen Asset
                                                 Management; and research associate at
                                                 Donaldson, Lufkin & Jenrette
------------------------------------------------------------------------------------------------------------------------------------
C. Kim Goodwin        Vice            Since      Managing Director and Chief Investment           18      None
(45)                  President       2002       Officer - Equities of State Street Research
                                                 & Management Company; formerly Chief
                                                 Investment Officer - U.S. Growth Equities,
                                                 American Century
------------------------------------------------------------------------------------------------------------------------------------
Paul Haagensen        Vice            Since      Managing Director of State Street Research        3      None
(58)                  President       2003       & Management Company; formerly Senior Vice
                                                 President of State Street Research &
                                                 Management Company and Portfolio Manager
                                                 and senior analyst at Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
Eileen M. Leary       Vice            Since      Managing Director of State Street Research        3      None
(41)                  President       2002       & Management Company; formerly Senior Vice
                                                 President and Vice President of State
                                                 Street Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
John S. Lombardo      Vice            Since      Managing Director, Chief Financial Officer       19      None
(49)                  President       2001       and Director of State Street Research &
                                                 Management Company; formerly Executive Vice
                                                 President, State Street Research &
                                                 Management Company; and Senior Vice
                                                 President, Product and Financial
                                                 Management, MetLife Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Andrew Morey          Vice            Since      Senior Vice President of State Street             3      None
(34)                  President       2003       Research & Management Company; formerly
                                                 Vice President, State Street Research &
                                                 Management Company
------------------------------------------------------------------------------------------------------------------------------------
Tucker Walsh          Vice            Since      Managing Director of State Street Research        3      None
(34)                  President       1999       & Management Company; formerly Vice
                                                 President and analyst, State Street
                                                 Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A. Romich     Treasurer       Since      Senior Vice President and Treasurer of           19      None
(47)                                  2001       State Street Research & Management Company;
                                                 formerly Vice President and Assistant
                                                 Treasurer, State Street Research &
                                                 Management Company
------------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II. The primary adviser to Metropolitan Series Fund, Inc. and Metropolitan Series Fund II is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

                                                                                                              ----------------
[LOGO] STATE STREET RESEARCH                                                                                  |   FIRST STD  |
       One Financial Center                                                                                   | U.S. POSTAGE |
       Boston, MA 02111-2690                                                                                  |     PAID     |
                                                                                                              |   PERMIT #6  |
                                                                                                              |  HUDSON, MA  |
                                                                                                              ----------------

------------------------------------------------------------------------------------------------------------------------------

New accounts, mutual fund purchases,                                          ------------------------------------------------
exchanges and account information
                                                                              Did You Know?
Internet     www.ssrfunds.com
                                                                              State Street Research offers electronic delivery
E-mail       info@ssrfunds.com                                                of quarterly statements, shareholder reports
                                                                              and fund prospectuses. If you elect this
Phone        1-87-SSR-FUNDS (1-877-773-8637),                                 option, we will send these materials to you
             toll-free, 7 days a week, 24 hours a day                         via e-mail. To learn more, visit us on the Web
             Hearing-impaired: 1-800-676-7876                                 at www.ssrfunds.com and click on "Go to
             Chinese- and Spanish-speaking: 1-888-638-3193                    Your Account" or call us at 1-87-SSR-FUNDS
                                                                              (1-877-773-8637).
Fax          1-617-737-9722 (request confirmation number
             first from the Service Center by calling 1-877-773-8637)         Did you know that you can give a State
                                                                              Street Research mutual fund as a gift?
Mail         State Street Research Service Center                             Call a service center representative at
             P.O. Box 8408, Boston, MA 02266-8408                             1-87-SSR-FUNDS (1-877-773-8637),
                                                                              Monday through Friday, 8am-6pm
                                                                              eastern time, to learn more.
------------------------------------------------------------------------------------------------------------------------------

Investors should carefully consider the fund's investment objective, risks, charges and expenses before investing. The fund's prospectus contains more complete information on these and other matters. A prospectus for Aurora Fund is available through your financial professional, by calling toll-free
1-87-SSR-FUNDS (1-877-773-8637) or by visiting our website at www.ssrfunds.com.                      [LOGO]
Please read the prospectus carefully before investing.                                          for Excellence in
                                                                                            Shareholder Communications
OverView
For more information on the products and services we offer, refer to OverView,                        [LOGO]
our quarterly shareholder newsletter.                                                       For Excellence in Service

Webcasts
For a professional perspective on the markets, the economy and timely investment topics, tune in to a State Street Research webcast by visiting our website at www.ssrfunds.com.

Complete Fund Listing
For a list of our funds, visit our website at www.ssrfunds.com under Research
Our Funds.

This report must be accompanied or preceded by a current prospectus. When used as sales material after June 30, 2004, this report must be accompanied by a current Quarterly Performance Update.

"State Street Research Proxy Voting Policies and Procedures"--which describes how we vote proxies relating to portfolio securities--is available upon request, free of charge, by calling the State Street Research Service Center toll-free at 1-87-SSR-FUNDS (1-877-773-8637) or by accessing the U.S. Securities and Exchange
Commission website at www.sec.gov.

The DALBAR awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

Member NASD, SIPC
(C)2004 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA  02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp0505)SSR-LD                                                                                    AR-3635-0504

                                                    [LOGO] STATE STREET RESEARCH

Emerging Growth Fund

March 31, 2004



                                               Semiannual Report to Shareholders

Table of Contents

   3    Performance Discussion

   4    Portfolio Holdings

   6    Financial Statements

  10    Financial Highlights

  12    Trustees and Officers

FROM THE CHAIRMAN
        State Street Research

After putting on a spectacular show of strength in the second quarter of 2003, the U.S. economy settled down to a slower, but nevertheless solid, pace of growth during the six-month period from October 1, 2003, to March 31, 2004. Gross Domestic Product (GDP), a common measure of economic growth, rose 4.1% in the fourth quarter of 2003 and 4.2% for the first quarter of 2004. Consumer confidence was generally strong throughout the period as a combination of accelerated tax cuts and tax rebates fueled higher disposable income for most working Americans. The housing market was strong, and consumer spending continued to rise. Better yet, business spending began to recover after a long period of stagnation. Corporate profits staged a solid rebound, making it easier for companies to increase outlays, especially on information technology and electronic equipment.

However, the economic news was slightly less upbeat as the first quarter of 2004 began. Durable goods orders declined and the number of new jobs added to the labor market in January and February fell short of expectations. And consumer confidence slipped in March. However, a strong March jobs report suggested that the economic recovery was on solid ground on all fronts. The period ended with the expectation that the Federal Reserve Board would likely raise short-term interest rates sooner rather than later in the year.

Stock and Bond Markets Moved Higher
The stock market moved sharply higher through early February as economic growth firmed up and corporate profits rose 20% or more for the reporting period, as reported by Thomson First Call. However, a host of worries stopped the major indexes in their tracks in the final six weeks of the period. Investors grew more cautious about interest rates, the threat of terrorist attacks and corporate profit comparisons going forward.

High-Yield bonds continued to rally, then stalled along with the stock market. Although High-Yield was the strongest performing bond sector for the period, they gave up their lead to U.S. Treasury bonds as interest rates came down. Both Investment-Grade corporate and government bonds earned solid but modest returns. The municipal market was a standout among Investment-Grade sectors, but mortgage bonds lagged as homeowners took advantage of another round of low rates and refinanced their mortgages.

Looking Ahead
The recent bear and bull cycles serve as a reminder that markets can be unpredictable, which underscores the importance of having an asset allocation plan in place. If you have a plan in place, stay with it, invest regularly and talk to your investment professional before you make a significant move outside your plan.

As always, we look forward to helping you achieve your long-term financial goals with State Street Research Funds.


Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman

March 31, 2004

-------------
PERFORMANCE
-------------
        Discussion as of March 31, 2004

How State Street Research Emerging Growth Fund Performed
State Street Research Emerging Growth Fund returned 24.33% for the six-month period ended March 31, 2004.1 That was higher than the returns of the Russell 2000(TM) Growth Index and the Lipper Small-Cap Growth Funds Average, which were 18.97% and 17.02%, respectively, over the same period.2 Favorable stock selection in a variety of sectors helped the fund outperform with a strong, double-digit return.

Reasons for the Fund's Performance
The fund's investments in Consumer Discretionary stocks provided its highest returns during the past six months. Increased gaming activity and positive news on legislation drove gains for gaming stocks Alliance Gaming, Boyd Gaming and Station Casinos. We believe that these firms are particularly well positioned to capitalize on industry growth as states look to expand gaming availability and gaming capabilities are enhanced. All three were among the fund's top performers.

The fund's technology selections also yielded positive results, especially electronic and semiconductor stocks Aeroflex, Integrated Silicon Solution and Silicon Storage Technology. In the Producer Durables sector, ESCO Technologies, Lam Research, Brooks Automation and SpectraLink detracted from relative returns during the six-month period.

During the period we added to our positions in Materials & Processing, Energy and Technology stocks, which accounted for their higher weights in the portfolio as the period ended. We also reduced the fund's exposure to Autos & Transportation and Consumer Discretionary stocks.

Looking Ahead
Even though small-cap stocks performed strongly over the past year, we continue to find ample opportunities across sectors. We believe that stock selection will remain the key to generating excess returns for the fund.

A Word about Risk
The major risks of stock investing include sudden and unpredictable drops in value and periods of lackluster performance. Emerging growth stocks of any size company often have an above-average sensitivity to market fluctuations as their market prices tend to reflect future expectations. Small-company stocks may be particularly sensitive, because they may be thinly traded. The fund may underperform other stock funds during periods when small-cap stocks or emerging growth stocks are out of favor.

Top 10 Holdings
--------------------------------------------------------------------------------

Issuer/Security                                  % of Fund Net Assets
      1          Alliance Gaming                           3.7%
                 ----------------------------------------------------
      2          Career Education                          2.6%
                 ----------------------------------------------------
      3          Corinthian Colleges                       2.5%
                 ----------------------------------------------------
      4          Sylvan Learning Systems                   2.1%
                 ----------------------------------------------------
      5          Lam Research                              1.8%
                 ----------------------------------------------------
      6          Integrated Silicon Solution               1.8%
                 ----------------------------------------------------
      7          ESCO Technologies                         1.7%
                 ----------------------------------------------------
      8          Aeroflex                                  1.7%
                 ----------------------------------------------------
      9          Ask Jeeves                                1.6%
                 ----------------------------------------------------
      10         United Surgical Partners International    1.6%
                 ----------------------------------------------------
                  Total                                   21.1%

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Performance
--------------------------------------------------------------------------------
Fund average annual total return as of 3/31/04(3,5,6,7)
(does not reflect sales charge)

               1 Year        5 Years       10 Years
Class A        68.73%        11.27%        10.30%
---------------------------------------------------
Class B(1)     67.64%        10.51%         9.55%
---------------------------------------------------
Class B        67.68%        10.57%         9.56%
---------------------------------------------------
Class C        67.60%        10.56%         9.56%
---------------------------------------------------
Class R        68.26%        11.21%        10.27%
---------------------------------------------------
Class S        69.14%        11.60%        10.62%
---------------------------------------------------

Fund average annual total return as of 3/31/04(3,4,5,6,7)
(at maximum applicable sales charge)

               1 Year        5 Years       10 Years
Class A        59.03%         9.96%         9.65%
---------------------------------------------------
Class B(1)     62.64%        10.24%         9.55%
---------------------------------------------------
Class B        62.68%        10.30%         9.56%
---------------------------------------------------
Class C        66.60%        10.56%         9.56%
---------------------------------------------------
Class R        68.26%        11.21%        10.27%
---------------------------------------------------
Class S        69.14%        11.60%        10.62%
---------------------------------------------------

(1)  Class A shares; does not reflect sales charge.
(2) The Russell 2000 Growth Index contains those stocks within the complete Russell 2000(TM) Index (a small-company index) that show above-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index. The Lipper Small-Cap Growth Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.
(3) Keep in mind that the performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted herein. For the most recent month-end performance results, visit our website at www.ssrfunds.com. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(4) Performance reflects a maximum 5.75% Class A share front-end sales charge, or a 5% Class B or Class B(1), or 1% Class C share contingent deferred sales charge, where applicable.
(5) Performance for Class B(1) shares reflects Class B share performance through December 31, 1998, and Class B(1) share performance thereafter. Performance for Class R shares reflects Class A share performance through April 2, 2003, and Class R share performance thereafter. If the returns for Class B(1) and Class R shares had reflected their current service/distribution (Rule 12b-1) fees for the entire period, these returns would have been lower.
(6) Class R and Class S shares, offered without sales charge, are available through certain employee benefit plans and special programs.
(7) Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.


                                    State Street Research Emerging Growth Fund 3

-----------
PORTFOLIO
-----------
        Holdings

March 31, 2004 (unaudited)

Issuer                                                                              Shares             Value
----------------------------------------------------------------------------------------------------------------
Common Stocks 97.9%
Consumer Discretionary 27.5%
Casinos/Gambling, Hotel/Motel 6.6%
Boyd Gaming Corp. ........................................................         195,000         $   4,463,550
Mandalay Resort Group Inc. ...............................................          77,800             4,454,828
Pinnacle Entertainment Inc.* .............................................         322,400             4,449,120
Shuffle Master Inc.* .....................................................         102,700             4,774,523
Station Casinos Inc. .....................................................         111,700             4,933,789
WMS Industries Inc.* .....................................................          74,224             2,300,944
                                                                                                   -------------
                                                                                                      25,376,754
                                                                                                   -------------
Commercial Services 3.3%
Ask Jeeves Inc.* .........................................................         175,400             6,267,042
Autobytel.com Inc.* ......................................................         148,942             1,966,034
Kroll Inc.* ..............................................................          75,200             2,019,120
Orbitz Inc.* .............................................................         105,700             2,516,717
                                                                                                   -------------
                                                                                                      12,768,913
                                                                                                   -------------
Communications, Media & Entertainment 4.2%
Alliance Gaming Corp.* ...................................................         445,605            14,317,289
Entravision Communications Corp.* ........................................         219,300             1,967,121
                                                                                                   -------------
                                                                                                      16,284,410
                                                                                                   -------------
Consumer Electronics 1.0%
Harman International Inc. ................................................          47,900             3,812,840
                                                                                                   -------------
Consumer Services 8.1%
Career Education Corp.* ..................................................         179,000            10,138,560
Corinthian Colleges Inc.* ................................................         292,800             9,679,968
SkillSoft plc ADR* .......................................................         263,800             3,403,020
Sylvan Learning Systems Inc.* ............................................         226,400             7,948,904
                                                                                                   -------------
                                                                                                      31,170,452
                                                                                                   -------------
Household Furnishings 0.6%
Kirklands Inc.* ..........................................................         141,165             2,305,225
                                                                                                   -------------
Leisure Time 0.5%
West Marine Inc.* ........................................................          59,800             1,904,630
                                                                                                   -------------
Restaurants 1.7%
Krispy Kreme Doughnuts Inc.* .............................................          78,400             2,692,256
PF Chang's China Bistro Inc.* ............................................          81,600             4,105,296
                                                                                                   -------------
                                                                                                       6,797,552
                                                                                                   -------------
Retail 1.5%
Linens 'n Things Inc.* ...................................................          73,100             2,588,471
Pier 1 Imports Inc. ......................................................         136,600             3,237,420
                                                                                                   -------------
                                                                                                       5,825,891
                                                                                                   -------------
Total Consumer Discretionary ...................................................................     106,246,667
                                                                                                   -------------
Financial Services 11.5%
Banks & Savings & Loan 5.3%
East West Bancorp Inc. ...................................................          68,800             3,852,800
Greater Bay Bancorp ......................................................          95,600             2,796,300
New York Community Bancorp Inc. ..........................................         147,333             5,050,575
South Financial Group Inc.* ..............................................         113,700             3,364,383
Southwest Bancorp of Texas Inc. ..........................................          62,800             2,369,444
Texas Capital Bancshares Inc.* ...........................................         197,800             3,208,316
                                                                                                   -------------
                                                                                                      20,641,818
                                                                                                   -------------

Issuer                                                                              Shares             Value
----------------------------------------------------------------------------------------------------------------
Insurance 0.7%
Bristol West Holdings Inc.* ..............................................         137,900         $   2,813,160
                                                                                                   -------------
Miscellaneous Financial 2.2%
CapitalSource Inc.* ......................................................         208,100             4,671,845
Nelnet Inc. ..............................................................         148,900             3,782,060
                                                                                                   -------------
                                                                                                       8,453,905
                                                                                                   -------------
Securities Brokerage & Services 3.3%
Affiliated Managers Group Inc.* ..........................................          43,000             2,346,940
Jeffries Group Inc. ......................................................         157,700             5,571,541
Knight Trading Group Inc.* ...............................................         367,400             4,651,284
                                                                                                   -------------
                                                                                                      12,569,765
                                                                                                   -------------
Total Financial Services ..................................................................           44,478,648
                                                                                                   -------------
Health Care 16.8%
Drugs & Biotechnology 8.1%
Alexion Pharmaceuticals Inc.* ............................................         119,100             2,829,816
Alkermes Inc.* ...........................................................         295,300             4,721,847
Dyax Corp.* ..............................................................         278,900             2,869,881
Eon Labs Inc.* ...........................................................          35,300             2,367,924
Eyetech Pharmaceuticals Inc.* ............................................          80,100             2,659,320
Hi-Tech Pharmacal Company Inc.* ..........................................         109,700             2,144,635
Medicines Co.* ...........................................................         135,800             4,374,118
MGI PHARMA Inc.* .........................................................          60,300             3,693,978
Nektar Therapeutics Systems Inc.* ........................................         250,400             5,403,632
                                                                                                   -------------
                                                                                                      31,065,151
                                                                                                   -------------
Health Care Facilities 2.3%
Psychiatric Solutions Inc.* ..............................................         147,500             2,765,625
United Surgical Partners International Inc.*..............................         184,300             6,255,142
                                                                                                   -------------
                                                                                                       9,020,767
                                                                                                   -------------
Health Care Services 4.2%
Amedisys Inc.* ...........................................................          98,800             2,427,516
AMERIGROUP Corp.* ........................................................          91,700             4,190,690
Cerner Corp.* ............................................................         123,800             5,594,522
Inveresk Research Group Inc.* ............................................          63,500             1,701,800
Molina Healthcare Inc.* ..................................................          81,941             2,402,510
                                                                                                   -------------
                                                                                                      16,317,038
                                                                                                   -------------
Hospital Supply 2.2%
Respironics Inc.* ........................................................          91,200             4,926,624
Zoll Medical Corp.* ......................................................          89,400             3,574,212
                                                                                                   -------------
                                                                                                       8,500,836
                                                                                                   -------------
Total Health Care ..........................................................................          64,903,792
                                                                                                   -------------
Materials & Processing 1.8%
Building & Construction 1.1%
Trex Company Inc.* .......................................................         128,600             4,386,546
                                                                                                   -------------
Miscellaneous Materials & Processing 0.7%
Maverick Tube Corp.* .....................................................         110,700             2,606,985
                                                                                                   -------------
Total Materials & Processing ...............................................................           6,993,531
                                                                                                   -------------
Other Energy 4.2%
Miscellaneous Energy 0.9%
Arch Coal Inc. ...........................................................         118,000             3,704,020
                                                                                                   -------------
Oil & Gas Producers 0.5%
Newfield Exploration Co.* ................................................          40,100             1,921,993
                                                                                                   -------------
Oil Well Equipment & Services 2.8%
Cal Dive International Inc.* .............................................         116,600             3,011,778
Grant Prideco Inc.* ......................................................         123,900             1,920,450
NewPark Resources Inc.* ..................................................         434,000             2,256,800
Patterson-UTI Energy Inc.* ...............................................          36,200             1,281,842
W-H Energy Services Inc.* ................................................         160,100             2,316,647
                                                                                                   -------------
                                                                                                      10,787,517
                                                                                                   -------------
Total Other Energy .........................................................................          16,413,530
                                                                                                   -------------

4 The notes are an integral part of the financial statements.

Issuer                                                                           Shares          Value
---------------------------------------------------------------------------------------------------------
Producer Durables 14.6%
Electrical Equipment & Components 1.6%
MKS Instruments Inc.* ....................................................      248,500      $  5,966,485
                                                                                             ------------
Industrial Products 3.2%
Asyst Technologies Inc.* .................................................      436,900         3,595,687
C&D Technologies Inc. ....................................................      121,100         2,023,581
ESCO Technologies Inc.* ..................................................      145,200         6,696,624
                                                                                             ------------
                                                                                               12,315,892
                                                                                             ------------
Machinery 1.2%
Helix Technology Corp. ...................................................      195,800         4,748,150
                                                                                             ------------
Production Technology Equipment 6.1%
August Technology Corp.* .................................................      180,580         2,708,700
Brooks Automation Inc.* ..................................................      223,600         4,691,128
Kulicke & Soffa Industries, Inc.* ........................................      312,000         3,656,640
Lam Research Corp.* ......................................................      282,500         7,121,825
Varian Semiconductor Equipment Inc.* .....................................      132,100         5,548,200
                                                                                             ------------
                                                                                               23,726,493
                                                                                             ------------
Telecommunications Equipment 2.5%
American Tower Corp. Cl. A* ..............................................      379,200         4,303,920
Polycom Inc.* ............................................................      135,800         2,883,034
SpectraLink Corp.* .......................................................      139,200         2,370,576
                                                                                             ------------
                                                                                                9,557,530
                                                                                             ------------
Total Producer Durables ..................................................................     56,314,550
                                                                                             ------------
Technology 20.9%
Communications Technology 5.0%
Anaren Microwave Inc.* ...................................................      326,900         5,158,482
Avocent Corp.* ...........................................................      138,400         5,091,736
Carrier Access Corp.* ....................................................      283,300         3,456,260
REMEC Inc.* ..............................................................      410,800         3,122,080
Secure Computing Corp.* ..................................................      144,000         2,354,400
                                                                                             ------------
                                                                                               19,182,958
                                                                                             ------------
Computer Software 4.4%
eCollege Inc.* ...........................................................      200,000         4,176,000
Embarcadero Technologies Inc.* ...........................................      180,600         2,318,904
Epicor Software Corp.* ...................................................      196,000         2,600,920
Loudeye Corp.*++@ ........................................................      709,800         1,130,002
Loudeye Technologies Inc. ................................................      175,200           322,368
Opsware Inc.* ............................................................      404,200         3,055,752
Quest Software Inc.* .....................................................      219,800         3,593,730
                                                                                             ------------
                                                                                               17,197,676
                                                                                             ------------
Computer Technology 1.0%
Mobility Electronics Inc.* ...............................................      449,500         4,090,000
                                                                                             ------------
Electronics 2.8%
Aeroflex Inc.* ...........................................................      490,700         6,604,822
Kemet Corp.* .............................................................      286,600         4,109,844
                                                                                             ------------
                                                                                               10,714,666
                                                                                             ------------
Electronics: Semiconductors/Components 7.7%
Cypress Semiconductor Corp.* .............................................      291,800         5,973,146
Integrated Silicon Solution Inc.* ........................................      399,200         7,081,808
International Rectifier Corp.* ...........................................      127,900         5,882,121
ON Semiconductor Corp.* ..................................................      767,800         5,789,212
Sigmatel Inc.* ...........................................................      140,200         3,147,490
Silicon Storage Technology Inc.* .........................................      148,700         1,924,178
                                                                                             ------------
                                                                                               29,797,955
                                                                                             ------------
Total Technology .........................................................................     80,983,255
                                                                                             ------------

Issuer                                                                           Shares          Value
---------------------------------------------------------------------------------------------------------
Utilities 0.6%
Telecommunications 0.6%
Western Wireless Corp.* ..................................................       94,500      $  2,208,465
                                                                                             ------------
Total Utilities ........................................................................        2,208,465
                                                                                             ------------
Total Common Stocks (Cost $342,176,830) ................................................      378,542,438
                                                                                             ------------
Short-Term Investments 18.8%
State Street Navigator Securities Lending
  Prime Portfolio ........................................................   72,578,242        72,578,242
                                                                                             ------------
Total Short-Term Investments (Cost $72,578,242).........................................       72,578,242
                                                                                             ------------

                                                                            Principal
                                                                              Amount
---------------------------------------------------------------------------------------------------------
Commercial Paper 9.0%
American Express Credit
  Corp., 0.97% .............................................. 4/01/2004     $16,028,000        16,028,000
Morgan Stanley Dean Witter
  & Co., 1.05% .............................................. 4/01/2004      18,893,000        18,893,000
                                                                                               ----------
Total Commercial Paper (Cost $34,921,000) ...................                                  34,921,000
                                                                                               ----------

                                                                                  % of
                                                                               Net Assets
---------------------------------------------------------------------------------------------------------
Summary of Portfolio Assets
Investments (Cost $449,676,072) ...........................................       125.7%      486,041,680
Cash and Other Assets, Less Liabilities ...................................       (25.7%      (99,491,371)
                                                                                  -----      ------------
Net Assets ................................................................       100.0%     $386,550,309
                                                                                  =====      ============

KEY TO SYMBOLS
*    Denotes a security which has not paid a dividend during the last year.
@ Security valued under consistently applied procedures established by the Trustees.
++ Security restricted as to public resale. As of the report date, the fund had 0.29% of net assets in restricted securities.


Federal Income Tax Information

At March 31, 2004, the net unrealized appreciation of investments based on cost for federal income tax purposes of $449,816,793 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                                                     $ 44,471,834

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value                                                                                     (8,246,947)
                                                                                             ------------
                                                                                             $ 36,224,887
                                                                                             ============

The notes are an integral part of the financial statements.
                                    State Street Research Emerging Growth Fund 5

-----------
FINANCIAL
-----------
        Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
March 31, 2004 (unaudited)

Assets
Investments, at value (cost $449,676,072) (Note 1) ...........   $486,041,680
Cash .........................................................      1,753,411
Receivable for securities sold ...............................     22,876,653
Receivable for fund shares sold ..............................      4,484,656
Receivable from distributor ..................................        208,268
Other assets .................................................         67,585
                                                                 ------------
                                                                  515,432,253
                                                                 ------------
Liabilities
Payable for collateral received on securities loaned .........     72,578,242
Payable for securities purchased .............................     55,339,929
Payable for fund shares redeemed .............................        420,868
Accrued management fee .......................................        229,437
Accrued distribution and service fees ........................        127,123
Accrued transfer agent and shareholder services ..............         67,770
Accrued administration fee ...................................          8,151
Accrued trustees' fees .......................................          5,910
Other accrued expenses .......................................        104,514
                                                                 ------------
                                                                  128,881,944
                                                                 ------------
Net Assets ...................................................   $386,550,309
                                                                 ============
Net Assets consist of:
  Unrealized appreciation of investments .....................   $ 36,365,608
  Accumulated net realized gain ..............................     24,631,806
  Paid-in capital ............................................    325,552,895
                                                                 ------------
                                                                 $386,550,309
                                                                 ============

                   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class     Net Assets     [divided by]    Number of Shares    =      NAV
A        $249,807,577                       17,269,490            $14.47*
B(1)     $ 29,402,111                        2,233,719            $13.16**
B        $ 23,337,134                        1,770,092            $13.18**
C        $ 28,311,277                        2,146,178            $13.19**
R        $  1,869,519                          129,595            $14.43
S        $ 53,822,691                        3,568,680            $15.08

* Maximum offering price per share = $15.35 ($14.47 [divided by] 0.9425) ** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended March 31, 2004 (unaudited)

Investment Income
Interest .....................................................   $   100,272
Dividends (Note 1) ...........................................       277,004
                                                                 -----------
                                                                     377,276
                                                                 -----------
Expenses
Management fee (Note 2) ......................................       991,974
Transfer agent and shareholder services (Note 2) .............       394,861
Distribution and service fees - Class A (Note 5) .............       271,238
Distribution and service fees - Class B(1) (Note 5) ..........       125,841
Distribution and service fees - Class B (Note 5) .............       108,458
Distribution and service fees - Class C (Note 5) .............       104,218
Distribution and service fees - Class R (Note 5) .............         1,629
Custodian fee ................................................       212,210
Administration fee (Note 2) ..................................        48,414
Registration fees ............................................        26,208
Trustees' fees (Note 2) ......................................        19,004
Audit fee ....................................................        14,490
Reports to shareholders ......................................         5,074
Miscellaneous ................................................         3,104
                                                                 -----------
                                                                   2,326,723
Expenses borne by the distributor (Note 3) ...................      (260,023)
Fees paid indirectly (Note 2) ................................       (14,947)
                                                                 -----------
                                                                   2,051,753
                                                                 -----------
Net investment loss ..........................................    (1,674,477)
                                                                 -----------
Realized and Unrealized Gain
on Investments
Net increase from payment by affiliate (Note 2) ..............       200,956
Net realized gain on investments (Notes 1 and 4) .............    43,576,222
Change in unrealized appreciation of investments .............    10,365,101
                                                                 -----------
Net gain on investments ......................................    54,142,279
                                                                 -----------
Net increase in net assets resulting from operations .........   $52,467,802
                                                                 ===========


6 The notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                      Six months ended
                                       March 31, 2004       Year ended
                                        (unaudited)     September 30, 2003
                                      ----------------- -------------------
Increase (Decrease) In Net Assets
Operations:
Net investment loss ...............    $ (1,674,477)     $ (1,529,802)
Net increase from payment
  by affiliate ....................         200,956                --
Net realized gain on investments...      43,576,222         2,300,598
Change in unrealized
  appreciation of investments .....      10,365,101        31,784,757
                                       ------------      ------------
Net increase resulting from
  operations ......................      52,467,802        32,555,553
                                       ------------      ------------
Net increase from fund share
  transactions (Note 6) ...........     153,624,472        58,870,609
                                       ------------      ------------
Total increase in net assets ......     206,092,274        91,426,162
Net Assets
Beginning of period ...............     180,458,035        89,031,873
                                       ------------      ------------
End of period .....................    $386,550,309      $180,458,035
                                       ============      ============

Notes to Unaudited Financial Statements
--------------------------------------------------------------------------------
March 31, 2004

Note 1
State Street Research Emerging Growth Fund is a series of State Street Research Capital Trust (the "Trust"), which is organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The investment objective of the fund is to provide growth of capital. In seeking to achieve its investment objective, the fund invests at least 65% of its total assets in emerging companies, with an emphasis on small-cap companies.

The fund offers six classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase and five years of purchase, respectively. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. From April 1, 2003 to March 18, 2004, Class B shares paid annual service and distribution fees of 1.00%. Effective March 19, 2004, the annual service and distribution fees paid by Class B shares were voluntarily reduced to 0.00%. Class B shares automatically convert into Class A shares at the end of eight years. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees equal to 1.00%. Class R shares are offered to retirement plans participating in certain platforms sponsored by broker-dealers, which may involve multiple fund families. Class R shares pay annual service and distribution fees of 0.50%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of these securities, then they are valued at their fair value taking this trading or these events into account.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.


The notes are an integral part of the financial statements.
                                   State Street Research Emerging Growth Fund  7

--------------------------------------------------------------------------------

D. Dividends
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for foreign currency transactions and wash sale deferrals.

E. Federal Income Taxes
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

At September 30, 2003, the fund had a capital loss carryforward of $16,878,454 available, to the extent provided in regulations, to offset future capital gains, if any, of which $3,427,141, $13,297,422, and $153,891 expire on
September 30, 2009, 2010, and 2011, respectively.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2002, through September 30, 2003, the fund incurred net capital losses of $1,297,187 and has deferred and treated such losses as arising in the fiscal year ended September 30, 2004.

F. Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At March 31, 2004, the value of the securities loaned and the value of collateral were $69,524,516 and $72,578,242 (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio), respectively. During the six months ended March 31, 2004, income from securities lending amounted to $38,295 and is included in interest income.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of fund net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended March 31, 2004, the fees pursuant to such agreement amounted to $991,974.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended March 31, 2004, the amount of such expenses allocated to the fund was $224,597.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the six months ended March 31, 2004, the fund's transfer agent fees were reduced by $14,947 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $19,004 during the six months ended March 31, 2004.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among State Street Research funds. During the six months ended March 31, 2004, the amount of such expenses was $48,414.

On February 19, 2004, the Distributor entered into an agreement with the NASD resolving all outstanding issues relating to an investigation by the NASD of the Distributor's e-mail retention practices and supervision of trading activity in shares of the State Street Research funds. The Distributor, without admitting or denying the allegations or the findings set forth in the agreement, and solely for the purpose of the settlement, agreed to the entry of certain findings by the NASD relating to the Distributor's compliance with document retention requirements and the Distributor's supervision of and enforcement of shareholder exchange limitations set forth in the funds' prospectuses. The agreement contains no allegations or findings of fraudulent conduct by the Distributor. As part of this agreement, the Distributor made a payment to the fund to compensate the fund for losses relating to the exchange of fund shares beyond the annual limit set forth in the fund's prospectus. The payment was allocated among the fund's share classes as follows: $143,922 to Class A; $17,116 to Class B(1); $13,661 to Class B; $16,147 to Class C; and $10,110 to Class S . These amounts are shown in the total amount of $200,956 as "Net increase from payment by affiliate" in the Statement of Operations.

Note 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the six months ended March 31, 2004, the amount of such expenses assumed by the Distributor and its affiliates was $260,023.

Note 4
For the six months ended March 31, 2004, purchases and sales of securities, exclusive of short-term obligations, aggregated $376,692,865, and $228,841,701, respectively.

Note 5
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class C and Class R shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares, 0.75% of average daily net assets for Class B(1) and Class C shares, and 0.25% of average daily net assets for Class R shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended March 31, 2004, fees pursuant to such plans amounted to $271,238, $125,841, $108,458, $104,218 and $1,629 for Class A, Class B(1), Class B, Class C and Class R shares, respectively. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of March 31, 2004, there were $1,884,405 and $1,388,834 for Class A and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) and Class R shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $199,330 and $285,383, respectively, on sales of Class A shares of the fund during the six months ended March 31, 2004, and that MetLife Securities, Inc. earned commissions aggregating $373,672 and $1,943 on sales of Class B(1) and Class C shares, and the Distributor collected contingent deferred sales charges aggregating $29,583, $152 and $2,134 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

Note 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 per value per share. At March 31, 2004, the Adviser held 11,338 Class R shares.

These transactions break down by share class as follows:

                                 Six months ended
                                  March 31, 2004                        Year ended
                                   (unaudited)                     September 30, 2003
                            -----------------------------------------------------------
Class A                      Shares           Amount            Shares        Amount
---------------------------------------------------------------------------------------
Shares sold                  9,366,838     $127,298,020      12,559,523    $126,927,170
Shares redeemed             (2,209,742)     (29,759,697)     (7,197,443)    (69,515,792)
                            ----------     ------------      ----------    ------------
Net increase                 7,157,096     $ 97,538,323       5,362,080    $ 57,411,378
                            ==========     ============      ==========    ============

Class B(1)                   Shares           Amount            Shares        Amount
---------------------------------------------------------------------------------------
Shares sold                    564,518     $  6,959,664         683,689    $  6,402,427
Shares redeemed               (195,760)      (2,429,856)       (473,546)     (4,009,539)
                            ----------     ------------        --------    ------------
Net increase                   368,758     $  4,529,808         210,143    $  2,392,888
                            ==========     ============        ========    ============

Class B                      Shares           Amount            Shares        Amount
---------------------------------------------------------------------------------------
Shares sold                     33,617     $    411,485          93,323    $    904,460
Shares redeemed               (297,565)      (3,696,964)       (848,937)     (7,249,730)
                            ----------     ------------        --------    ------------
Net decrease                  (263,948)    $ (3,285,479)       (755,614)   $ (6,345,270)
                            ==========     ============        ========    ============

Class C                      Shares           Amount            Shares        Amount
---------------------------------------------------------------------------------------
Shares sold                  1,004,670     $ 12,398,108         761,479    $  7,223,469
Shares redeemed               (130,399)      (1,605,912)       (209,540)     (1,831,112)
                            ----------     ------------        --------    ------------
Net increase                   874,271     $ 10,792,196         551,939    $  5,392,357
                            ==========     ============        ========    ============

Class R                       Shares          Amount            Shares        Amount
---------------------------------------------------------------------------------------
Shares sold                    130,603     $  1,806,738          11,346    $    100,075
Shares redeemed                (12,354)        (170,278)             --              --
                            ----------     ------------        --------    ------------
Net increase                   118,249     $  1,636,460          11,346    $    100,075
                            ==========     ============        ========    ============

Class S                       Shares          Amount            Shares        Amount
---------------------------------------------------------------------------------------
Shares sold                  3,060,353     $ 44,371,953         497,551    $  5,435,719
Shares redeemed               (136,752)      (1,958,789)       (520,322)     (5,516,538)
                            ----------     ------------        --------    ------------
Net increase (decrease)      2,923,601     $ 42,413,164         (22,771)   $    (80,819)
                            ==========     ============        ========    ============


                                    State Street Research Emerging Growth Fund 9

------------
FINANCIAL
------------
        Highlights

These provide a summary of each share class's financial performance for the past five fiscal years.

                                                                                   Class A
                                                                 ----------------------------------------------
                                                                  Six months ended     Years ended September 30
                                                                   March 31, 2004      ------------------------
Per-Share Data                                                     (unaudited)(a)              2003(a)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                               11.63                       8.73
                                                                     -------                   --------
  Net investment loss ($)*                                             (0.07)                    (0.11)
  Net realized and unrealized gain (loss) on investments ($)            2.91                       3.01
                                                                     -------                   --------
Total from investment operations ($)                                    2.84                       2.90
                                                                     -------                   --------
  Distributions from capital gains ($)                                    --                         --
                                                                     -------                   --------
Total distributions ($)                                                   --                         --
                                                                     -------                   --------
Net asset value, end of period ($)                                     14.47                      11.63
                                                                     =======                   ========
Total return (%)(b)                                                    24.33 (d)                  33.22

Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                            249,808                    117,571
Expense ratio (%)*                                                      1.41 (e)                   1.40
Expense ratio after expense reductions (%)*                             1.40 (e)                   1.40
Ratio of net investment loss to average net assets (%)*                (0.55)(e)                  (1.10)
Portfolio turnover rate (%)                                            88.25                     166.71
*Reflects voluntary reduction of expenses of these amounts (%)          0.19 (e)                   0.38

                                                                                       Class A
                                                                   -------------------------------------------------
                                                                              Years ended September 30
                                                                   -------------------------------------------------
Per-Share Data                                                     2002(a)(g)   2001(a)(g)   2000(a)(g)   1999(a)(g)
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                               9.27        16.08        11.01        8.86
                                                                     ------       ------       ------       -----
  Net investment loss ($)*                                            (0.09)       (0.08)       (0.14)      (0.08)
  Net realized and unrealized gain (loss) on investments ($)          (0.45)       (4.45)        5.21        2.60
                                                                     ------       ------       ------       -----
Total from investment operations ($)                                  (0.54)       (4.53)        5.07        2.52
                                                                     ------       ------       ------       -----
  Distributions from capital gains ($)                                   --        (2.28)          --       (0.37)
                                                                     ------       ------       ------       -----
Total distributions ($)                                                  --        (2.28)          --       (0.37)
                                                                     ------       ------       ------       -----
Net asset value, end of period ($)                                     8.73         9.27        16.08       11.01
                                                                     ======       ======       ======      ======
Total return (%)(b)                                                   (5.93)      (30.22)       46.05       29.10

Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                            41,474       39,522       53,600      31,384
Expense ratio (%)*                                                     1.42         1.44         1.38        1.37
Expense ratio after expense reductions (%)*                            1.40         1.40         1.37        1.35
Ratio of net investment loss to average net assets (%)*               (0.90)       (0.69)       (0.90)      (0.75)
Portfolio turnover rate (%)                                          167.69       281.64       218.99       93.38
*Reflects voluntary reduction of expenses of these amounts (%)         0.56         0.63         0.22        0.50

                                                                                Class B(1)
                                                                 -----------------------------------------
                                                                  Six months ended     Years ended September 30
                                                                   March 31, 2004      ------------------------
Per-Share Data                                                     (unaudited)(a)        2003(a)   2002(a)(g)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                              10.62                8.03        8.60
                                                                     ------              ------      ------
  Net investment loss ($)*                                            (0.11)              (0.16)      (0.15)
  Net realized and unrealized gain (loss) on investments ($)           2.65                2.75       (0.42)
                                                                     ------              ------      ------
Total from investment operations ($)                                   2.54                2.59       (0.57)
                                                                     ------              ------      ------
  Distributions from capital gains ($)                                   --                  --          --
                                                                     ------              ------      ------
Total distribution ($)                                                   --                  --          --
                                                                     ------              ------      ------
Net asset value, end of period ($)                                    13.16               10.62        8.03
                                                                     ======              ======      ======
Total return (%)(b)                                                   23.92 (d)           32.25       (6.63)

Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                            29,402              19,797      13,288
Expense ratio (%)*                                                     2.11 (e)            2.10        2.12
Expense ratio after expense reductions (%)*                            2.10 (e)            2.10        2.10
Ratio of net investment loss to average net assets (%)*               (0.91)(e)           (1.78)      (1.60)
Portfolio turnover rate (%)                                           88.25              166.71      167.69
*Reflects voluntary reduction of expenses of these amounts (%)         0.17 (e)            0.44        0.56

                                                                                  Class B(1)
                                                                  ----------------------------------------------
                                                                           Years ended September 30
                                                                  ----------------------------------------------
Per-Share Data                                                     2001(a)(g)       2000(a)(g)     1999(a)(c)(g)
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                              15.17            10.46          10.22
                                                                     ------           ------          -----
  Net investment loss ($)*                                            (0.15)           (0.24)         (0.12)
  Net realized and unrealized gain (loss) on investments ($)          (4.14)            4.95           0.36
                                                                     ------           ------          -----
Total from investment operations ($)                                  (4.29)            4.71           0.24
                                                                     ------           ------          -----
  Distributions from capital gains ($)                                (2.28)              --             --
                                                                     ------           ------          -----
Total distribution ($)                                                (2.28)              --             --
                                                                     ------           ------          -----
Net asset value, end of period ($)                                     8.60            15.17          10.46
                                                                     ======           ======          =====
Total return (%)(b)                                                  (30.48)           45.03           2.35 (d)

Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                            12,749           16,554          3,767
Expense ratio (%)*                                                     2.14             2.11           2.12 (e)
Expense ratio after expense reductions (%)*                            2.10             2.10           2.10 (e)
Ratio of net investment loss to average net assets (%)*               (1.39)           (1.59)         (1.59)(e)
Portfolio turnover rate (%)                                          281.64           218.99          93.38
*Reflects voluntary reduction of expenses of these amounts (%)         0.63             0.22           0.50 (e)

                                                                           Class B
                                                                 ----------------------------


                                                                  Six months ended    Years ended September 30
                                                                   March 31, 2004     ------------------------
Per-Share Data                                                     (unaudited)(a)              2003(a)
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                               10.63                      8.04
                                                                      ------                   -------
  Net investment loss ($)*                                             (0.11)                    (0.16)
  Net realized and unrealized gain (loss) on investments ($)            2.66                      2.75
                                                                      ------                   -------
Total from investment operations ($)                                    2.55                      2.59
                                                                      ------                   -------
  Distributions from capital gains ($)                                    --                        --
                                                                      ------                   -------
Total distributions ($)                                                   --                        --
                                                                      ------                   -------
Net asset value, end of period ($)                                     13.18                     10.63
                                                                      ======                   =======
Total return (%)(b)                                                    23.99 (d)                 32.21

Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             23,337                    21,618
Expense ratio (%)*                                                      2.11 (e)                  2.10
Expense ratio after expense reductions (%)*                             2.10 (e)                  2.10
Ratio of net investment loss to average net assets (%)*                (0.88)(e)                 (1.77)
Portfolio turnover rate (%)                                            88.25                    166.71
*Reflects voluntary reduction of expenses of these amounts (%)          0.16 (e)                  0.47

                                                                                      Class B
                                                                 --------------------------------------------------
                                                                              Years ended September 30
                                                                 --------------------------------------------------
Per-Share Data                                                    2002(a)(g)   2001(a)(g)   2000(a)(g)   1999(a)(g)
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                              8.60         15.16        10.46        8.48
                                                                    ------        ------       ------      ------
  Net investment loss ($)*                                           (0.16)        (0.15)       (0.24)      (0.15)
  Net realized and unrealized gain (loss) on investments ($)         (0.40)        (4.13)        4.94        2.50
                                                                    ------        ------       ------      ------
Total from investment operations ($)                                 (0.56)        (4.28)        4.70        2.35
                                                                    ------        ------       ------      ------
  Distributions from capital gains ($)                                  --         (2.28)          --       (0.37)
                                                                    ------        ------       ------      ------
Total distributions ($)                                                 --         (2.28)          --       (0.37)
                                                                    ------        ------       ------      ------
Net asset value, end of period ($)                                    8.04          8.60        15.16       10.46
                                                                    ======        ======       ======      ======
Total return (%)(b)                                                  (6.51)       (30.42)       44.93       28.37

Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                           22,422        36,531       65,496      44,377
Expense ratio (%)*                                                    2.12          2.14         2.11        2.12
Expense ratio after expense reductions (%)*                           2.10          2.10         2.10        2.10
Ratio of net investment loss to average net assets (%)*              (1.61)        (1.39)       (1.64)      (1.50)
Portfolio turnover rate (%)                                         167.69        281.64       218.99       93.38
*Reflects voluntary reduction of expenses of these amounts (%)        0.58          0.63         0.22        0.50

For a share outstanding throughout each period:

                                                                                   Class C
                                                                  --------------------------------------------
                                                                  Six months ended    Years ended September 30
                                                                   March 31, 2004     ------------------------
Per-Share Data                                                     (unaudited)(a)              2003(a)
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                               10.64                      8.05
                                                                      ------                    ------
  Net investment loss ($)*                                             (0.11)                    (0.16)
  Net realized and unrealized gain (loss) on investments ($)            2.66                      2.75
                                                                      ------                    ------
Total from investment operations ($)                                    2.55                      2.59
                                                                      ------                    ------
  Distributions from capital gains ($)                                    --                        --
                                                                      ------                    ------
Total distributions ($)                                                   --                        --
                                                                      ------                    ------
Net asset value, end of period ($)                                     13.19                     10.64
                                                                      ======                    ======
Total return (%)(b)                                                    23.97 (d)                 32.17

Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             28,311                    13,530
Expense ratio (%)*                                                      2.11 (e)                  2.10
Expense ratio after expense reductions (%)*                             2.10 (e)                  2.10
Ratio of net investment loss to average net assets (%)*                (0.89)(e)                 (1.79)
Portfolio turnover rate (%)                                            88.25                    166.71
*Reflects voluntary reduction of expenses of these amounts (%)          0.19 (e)                  0.41

                                                                                      Class C
                                                                 --------------------------------------------------
                                                                              Years ended September 30
                                                                 --------------------------------------------------
Per-Share Data                                                    2002(a)(g)   2001(a)(g)   2000(a)(g)   1999(a)(g)
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                              8.61        15.17         10.46        8.49
                                                                    ------       ------        ------       -----
  Net investment loss ($)*                                           (0.15)       (0.15)        (0.24)      (0.15)
  Net realized and unrealized gain (loss) on investments ($)         (0.41)       (4.13)         4.95        2.49
                                                                    ------       ------        ------       -----
Total from investment operations ($)                                 (0.56)       (4.28)         4.71        2.34
                                                                    ------       ------        ------       -----
  Distributions from capital gains ($)                                  --        (2.28)           --       (0.37)
                                                                    ------       ------        ------       -----
Total distributions ($)                                                 --        (2.28)           --       (0.37)
                                                                    ------       ------        ------       -----
Net asset value, end of period ($)                                    8.05         8.61         15.17       10.46
                                                                    ======       ======        ======       =====
Total return (%)(b)                                                  (6.50)      (30.40)        45.03       28.21

Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                            5,794        5,332         9,082       6,545
Expense ratio (%)*                                                    2.12         2.14          2.11        2.12
Expense ratio after expense reductions (%)*                           2.10         2.10          2.10        2.10
Ratio of net investment loss to average net assets (%)*              (1.60)       (1.39)        (1.63)      (1.50)
Portfolio turnover rate (%)                                         167.69       281.64        218.99       93.38
*Reflects voluntary reduction of expenses of these amounts (%)        0.56         0.63          0.22        0.50

                                                                                Class R
                                                                  ----------------------------------
                                                                  Six months ended     Period ended
                                                                   March 31, 2004      September 30,
Per-Share Data                                                     (unaudited)(a)       2003 (a)(f)
----------------------------------------------------------------------------------------------------
                                                                        11.61               8.82
Net asset value, beginning of period ($)                                -----             ------
  Net investment loss ($)*                                              (0.10)             (0.07)
  Net realized and unrealized gain on investments ($)                    2.92               2.86
                                                                        -----             ------
Total from investment operations ($)                                     2.82               2.79
                                                                        -----             ------
Total distributions ($)                                                    --                 --
                                                                        -----             ------
Net asset value, end of period ($)                                      14.43              11.61
                                                                        =====             ======
Total return (%)(b)                                                     24.20 (d)          31.63 (d)

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                               1,870                132
Expense ratio (%)*                                                       1.61 (e)           1.60 (e)
Expense ratio after expense reductions (%)*                              1.60 (e)           1.60 (e)
Ratio of net investment loss to average net assets (%)*                 (1.48)(e)          (1.34)(e)
Portfolio turnover rate (%)                                             88.25             166.71
*Reflects voluntary reduction of expenses of these amounts (%)           0.32 (e)           0.24 (e)

                                                                                  Class S
                                                                  --------------------------------------------
                                                                  Six months ended    Years ended September 30
                                                                   March 31, 2004     ------------------------
Per-Share Data                                                     (unaudited)(a)             2003(a)
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                               12.11                     9.06
                                                                      ------                   ------
  Net investment loss ($)*                                             (0.05)                   (0.08)
  Net realized and unrealized gain (loss) on investments ($)            3.02                     3.13
                                                                      ------                   ------
Total from investment operations ($)                                    2.97                     3.05
                                                                      ------                   ------
  Distributions from capital gains ($)                                    --                       --
                                                                      ------                   ------
Total distributions ($)                                                   --                       --
                                                                      ------                   ------
Net asset value, end of period ($)                                     15.08                    12.11
                                                                      ======                   ======
Total return (%)(b)                                                    24.44 (d)                33.66

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             53,823                    7,809
Expense ratio (%)*                                                      1.11 (e)                 1.10
Expense ratio after expense reductions (%)*                             1.10 (e)                 1.10
Ratio of net investment loss to average net assets (%)*                (0.42)(e)                (0.78)
Portfolio turnover rate (%)                                            88.25                   166.71
*Reflects voluntary reduction of expenses of these amounts (%)          0.44 (e)                 0.45

                                                                                      Class S
                                                                  -------------------------------------------------
                                                                              Years ended September 30
                                                                  -------------------------------------------------
Per-Share Data                                                    2002(a)(g)   2001(a)(g)   2000(a)(g)   1999(a)(g)
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                               9.62        16.48        11.26        9.02
                                                                     ------       ------       ------       -----
  Net investment loss ($)*                                            (0.06)       (0.04)       (0.10)      (0.05)
  Net realized and unrealized gain (loss) on investments ($)          (0.50)       (4.54)        5.32        2.66
                                                                     ------       ------       ------       -----
Total from investment operations ($)                                  (0.56)       (4.58)        5.22        2.61
                                                                     ------       ------       ------       -----
  Distributions from capital gains ($)                                   --        (2.28)          --       (0.37)
                                                                     ------       ------       ------       -----
Total distributions ($)                                               (2.28)       (2.28)       (0.37)      (0.37)
                                                                     ------       ------       ------       -----
Net asset value, end of period ($)                                     9.06         9.62        16.48       11.26
                                                                     ======       ======       ======      ======
Total return (%)(b)                                                   (5.82)       29.73        46.36       29.59

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             6,054        5,810        8,744       6,432
Expense ratio (%)*                                                     1.12         1.14         1.11        1.12
Expense ratio after expense reductions (%)*                            1.10         1.10         1.10        1.10
Ratio of net investment loss to average net assets (%)*               (0.60)       (0.39)       (0.64)      (0.51)
Portfolio turnover rate (%)                                          167.69       281.64       218.99       93.38
*Reflects voluntary reduction of expenses of these amounts (%)         0.57         0.63         0.22        0.50

(a)  Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarliy assumed a portion of the fund's expenses.
(c)  January 1, 1999 (commencement of share class) to September 30, 1999
(d)  Not annualized
(e)  Annualized
(f)  April 3, 2003 (commencement of share class) to September 30, 2003
(g)  Audited by other auditors


                                   State Street Research Emerging Growth Fund 11

----------------------------
TRUSTEES AND OFFICERS
----------------------------
         State Street Research Capital Trust

                                                                                           Number of Funds
Name,                   Position(s)   Term of Office                                       in Fund Complex            Other
Address                  Held with     and Length of        Principal Occupations            Overseen by       Directorships Held
and Age(a)                  Fund      Time Served(b)         During Past 5 Years         Trustee/Officer(c)    by Trustee/Officer
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
Bruce R. Bond            Trustee          Since         Retired; formerly Chairman of            19            Avaya Corporation
(58)                                      1999          the Board, Chief Executive
                                                        Officer and President,
                                                        PictureTel Corporation (video
                                                        conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Drotch          Trustee          Since         Retired; formerly Partner,               19            The First Marblehead
(62)                                      2004          PricewaterhouseCoopers LLP                             Corp.
------------------------------------------------------------------------------------------------------------------------------------
Steve A. Garban          Trustee          Since         Retired; formerly Senior Vice            53            Metropolitan Series
(66)                                      1997          President for Finance and                              Fund, Inc.; and
                                                        Operations and Treasurer, The                          Metropolitan Series
                                                        Pennsylvania State University                          Fund II
------------------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips        Trustee          Since         Dean, School of Business and             19            The Kroger Co.
(59)                                      1998          Public Management, George
                                                        Washington University;
                                                        formerly a member of the Board
                                                        of Governors of the Federal
                                                        Reserve System; and Chairman
                                                        and Commissioner of the
                                                        Commodity Futures Trading
                                                        Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt          Trustee          Since         President, Founders                      53            A.P. Pharma, Inc.;
(65)                                      1995          Investments Ltd.                                       Metropolitan Series
                                                        (investments); President,                              Fund, Inc.; and
                                                        Pacific Four Investments                               Metropolitan Series
                                                        (investments); formerly                                Fund II
                                                        President, The Glen Ellen
                                                        Company (private investment
                                                        firm)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.               Trustee          Since         Jay W. Forrester Professor of            53            Metropolitan Series
Scott Morton (66)                         1987          Management, Sloan School of                            Fund, Inc.; and
                                                        Management, Massachusetts                              Metropolitan Series
                                                        Institute of Technology                                Fund II
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
Richard S. Davis(+)      Trustee          Since         Chairman of the Board,                   19            None
(58)                                      2000          President and Chief Executive
                                                        Officer of State Street
                                                        Research & Management Company;
                                                        formerly Senior Vice
                                                        President, Fixed Income
                                                        Investments, Metropolitan Life
                                                        Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Officers
Caroline Evascu          Vice             Since         Vice President of State Street            3            None
(29)                     President        2003          Research & Management Company;
                                                        formerly Vice President and
                                                        senior analyst, SG Cowen Asset
                                                        Management; and research
                                                        associate, Donaldson, Lufkin &
                                                        Jenrette
------------------------------------------------------------------------------------------------------------------------------------
C. Kim Goodwin           Vice             Since         Managing Director and Chief              18            None
(45)                     President        2002          Investment Officer - Equities
                                                        of State Street Research &
                                                        Management Company; formerly
                                                        Chief Investment Officer -
                                                        U.S. Growth Equities, American
                                                        Century
------------------------------------------------------------------------------------------------------------------------------------
Paul Haagensen           Vice             Since         Managing Director of State                3            None
(58)                     President        2003          Street Research & Management
                                                        Company; formerly Senior Vice
                                                        President, State Street
                                                        Research & Management Company;
                                                        and Portfolio Manager and
                                                        senior analyst, Putnam
                                                        Investments
------------------------------------------------------------------------------------------------------------------------------------
Eileen M. Leary          Vice             Since         Managing Director of State                3            None
(41)                     President        2002          Street Research & Management
                                                        Company; formerly Senior Vice
                                                        President and Vice President,
                                                        State Street Research &
                                                        Management Company
------------------------------------------------------------------------------------------------------------------------------------
John S. Lombardo         Vice             Since         Managing Director, Chief                 19            None
(49)                     President        2001          Financial Officer and Director
                                                        of State Street Research &
                                                        Management Company; formerly
                                                        Executive Vice President,
                                                        State Street Research &
                                                        Management Company; and Senior
                                                        Vice President, Product and
                                                        Financial Management, MetLife
                                                        Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Andrew Morey             Vice             Since         Senior Vice President of State            3            None
(34)                     President        2003          Street Research & Management
                                                        Company; formerly Vice
                                                        President, State Street
                                                        Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Tucker Walsh             Vice             Since         Managing Director of State                3            None
(34)                     President        1999          Street Research & Management
                                                        Company; formerly Vice
                                                        President and analyst, State
                                                        Street Research & Management
                                                        Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A. Romich        Treasurer        Since         Senior Vice President and                19            None
(47)                                      2001          Treasurer of State Street
                                                        Research & Management Company;
                                                        formerly Vice President and
                                                        Assistant Treasurer, State
                                                        Street Research & Management
                                                        Company
------------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).
(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.
(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.
(c) Includes all series of 9 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II. The primary adviser to Metropolitan Series Fund, Inc. and Metropolitan Series Fund II is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.
(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

                                                                                                      ------------------
                                                                                                      |   PRSRT  STD   |
[STATE STREET RESEARCH LOGO]                                                                          |  U.S. POSTAGE  |
One Financial Center                                                                                  |      PAID      |
Boston, MA 02111-2690                                                                                 |   PERMIT #6    |
                                                                                                      |   HUDSON, MA   |
                                                                                                      ------------------

-------------------------------------------------------------------------------------------------------------------------
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Mail          State Street Research Service Center                        learn more.
              P.O. Box 8408, Boston, MA 02266-8408
-------------------------------------------------------------------------------------------------------------------------

Investors should carefully consider the fund's investment
objective, risks, charges and expenses before investing. The fund's prospectus contains more complete information on
these and other matters. A prospectus for Emerging Growth
Fund is available through your financial professional, by
calling toll-free 1-87-SSR-FUNDS (1-877-773-8637) or by
visiting our website at www.ssrfunds.com. Please read the                                   [graphic]
prospectus carefully before investing.                                                  for Excellence in
                                                                                    Shareholder Communications
OverView
For more information on the products and services we offer,                                 [graphic]
refer to OverView, our quarterly shareholder newsletter.                            for Excellence in Service

Webcasts
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and timely investment topics, tune in to a State Street
Research webcast by visiting our website at
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For a list of our funds, visit our website at
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This report must be accompanied or preceded by a current prospectus. When used as sales material after June 30, 2004, this report must be accompanied by a current Quarterly Performance Update.

"State Street Research Proxy Voting Policies and Procedures"-which describes how we vote proxies relating to portfolio securities-is available upon request, free of charge, by calling the State
Street Research Service Center toll-free at 1-87-SSR-FUNDS (1-877-773-8637) or by accessing the U.S. Securities and Exchange
Commission website at www.sec.gov.

The DALBAR awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.


Member NASD, SIPC
(c)2004 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA  02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp0505)SSR-LD                                                                                      EG-3633-0504

                                                    [LOGO] STATE STREET RESEARCH

Mid-Cap Growth Fund
March 31, 2004



                                               Semiannual Report to Shareholders

                   Table of Contents


                    3     Performance Discussion

                    5     Portfolio Holdings

                    7     Financial Statements

                   11     Financial Highlights

                   13     Trustees and Officers


FROM THE CHAIRMAN
             State Street Research

After putting on a spectacular show of strength in the second quarter of 2003, the U.S. economy settled down to a slower, but nevertheless solid, pace of growth during the six-month period from October 1, 2003, to March 31, 2004. Gross Domestic Product (GDP), a common measure of economic growth, rose 4.1% in the fourth quarter of 2003 and 4.2% for the first quarter of 2004. Consumer confidence was generally strong throughout the period as a combination of accelerated tax cuts and tax rebates fueled higher disposable income for most working Americans. The housing market was strong, and consumer spending continued to rise. Better yet, business spending began to recover after a long period of stagnation. Corporate profits staged a solid rebound, making it easier for companies to increase outlays, especially on information technology and electronic equipment.

However, the economic news was slightly less upbeat as the first quarter of 2004 began. Durable goods orders declined and the number of new jobs added to the labor market in January and February fell short of expectations. And consumer confidence slipped in March. However, a strong March jobs report suggested that the economic recovery was on solid ground on all fronts. The period ended with the expectation that the Federal Reserve Board would likely raise short-term interest rates sooner rather than later in the year.

Stock and Bond Markets Moved Higher
The stock market moved sharply higher through early February as economic growth firmed up and corporate profits rose 20% or more for the reporting period, as reported by Thomson First Call. However, a host of worries stopped the major indexes in their tracks in the final six weeks of the period. Investors grew more cautious about interest rates, the threat of terrorist attacks and corporate profit comparisons going forward.

High-Yield bonds continued to rally, then stalled along with the stock market. Although High-Yield was the strongest performing bond sector for the period, they gave up their lead to U.S. Treasury bonds as interest rates came down. Both Investment-Grade corporate and government bonds earned solid but modest returns. The municipal market was a standout among Investment-Grade sectors, but mortgage bonds lagged as homeowners took advantage of another round of low rates and refinanced their mortgages.

Looking Ahead
The recent bear and bull cycles serve as a reminder that markets can be unpredictable, which underscores the importance of having an asset allocation plan in place. If you have a plan in place, stay with it, invest regularly and talk to your investment professional before you make a significant move outside your plan.


As always, we look forward to helping you achieve your long-term financial goals with State Street Research Funds.


Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman

March 31, 2004

-----------
PERFORMANCE
-----------
        Discussion as of March 31, 2004

How State Street Research Mid-Cap Growth Fund Performed
State Street Research Mid-Cap Growth Fund returned 15.14% for the six-month period ended March 31, 2004.(1) That was less than the returns of the Russell Midcap[RegTM] Growth Index and the Lipper Mid-Cap Growth Funds Average, which returned 17.58% and 15.36%, respectively, over the same period.(2)

Reasons for the Fund's Performance
The fund benefited from a generally favorable environment for stocks. Stock selection in the Producer Durables, Health Care and Consumer Discretionary sectors helped the fund generate a double-digit return. Its shortfall relative to its benchmark and peer group was the result of stock selection in Technology; an overweight in Producer Durables stocks, which underperformed; and an underweight in Utilities, which outperformed during the period.

Health Care holdings Caremark Rx, Forest Laboratories and Aetna were all top performers for the fund. Caremark Rx, a leading pharmaceutical benefits manager, gained as a result of increased earnings and revenues estimates. It was designated as the primary prescription-benefit manager for federal employees, and also completed the acquisition of AdvancePCS, which had been a main competitor. Results from Consumer Discretionary stocks, which constitute approximately 25% of the fund's assets, were mixed. Top performers included retailer Chico's FAS and Yahoo!. Conversely, InterActiveCorp and CarMax were the two largest detractors from relative returns. InterActiveCorp fell as investors became concerned about the firm's plans to boost advertising to promote its online travel business and the related impact on profitability. Still, the firm is generating cash and we continue to believe it has the potential to do better. In Technology, our investments in Ceridian and Mercury Interactive detracted from returns.

Looking Ahead
In general, we continue to focus on bottom-up stock selection in an effort to identify companies with solid business prospects. With that in mind, the fund's exposure to Automobiles & Transportation, Materials & Processing and Producer Durables stocks declined, although we remain overweight relative to our benchmark in all three sectors. We added to the fund's Consumer Discretionary holdings. And in the Energy sector, we have focused on stocks that we expect to benefit from rising commodity prices.

A Word about Risk
The major risks of stock investing include sudden and unpredictable drops in value and periods of lackluster performance. Growth stocks of any size company often have an above-average sensitivity to market fluctuations as their market prices tend to reflect future expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. Mid-cap companies entail greater risk and are usually more volatile than larger companies. Growth stocks can be volatile, as they usually reinvest a high proportion of their earnings in their own business and lack the dividends associated with value stocks.

1    Class A shares, does not reflect sales charge.
2 The Russell Midcap Growth Index contains those stocks within the complete Russell Midcap[RegTM] Index (800 of the smallest securities in the Russell 1000[RegTM] Index) that show above-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index. The Lipper Mid-Cap Growth Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.


                                     State Street Research Mid-Cap Growth Fund 3

-----------
PERFORMANCE
-----------
                Discussion as of March 31, 2004 (continued)

Top 10 Holdings
--------------------------------------------------------------------------------

Issuer/Security                      % of Fund Net Assets
        1   Caremark Rx                      2.4%
            ---------------------------------------------
        2   International Game Technology    2.0%
            ---------------------------------------------
        3   Biogen                           1.9%
            ---------------------------------------------
        4   EOG Resources                    1.8%
            ---------------------------------------------
        5   Cypress Semiconductor            1.7%
            ---------------------------------------------
        6   Aetna                            1.6%
            ---------------------------------------------
        7   Alliance Gaming                  1.6%
            ---------------------------------------------
        8   InterActiveCorp                  1.6%
            ---------------------------------------------
        9   Lam Research                     1.5%
            ---------------------------------------------
       10   CDW                              1.5%
            ---------------------------------------------
            Total                           17.6%

Performance
--------------------------------------------------------------------------------
Fund average annual total return as of 3/31/04(1,3,4)
(does not reflect sales charge)

               1 Year        5 Years       10 Years
Class A        45.63%         -0.73%       5.21%
---------------------------------------------------
Class B(1)     44.63%         -1.40%       4.47%
---------------------------------------------------
Class B        46.45%         -0.97%       4.69%
---------------------------------------------------
Class C        44.78%         -1.43%       4.46%
---------------------------------------------------
Class S        45.88%         -0.45%       5.51%
---------------------------------------------------

Fund average annual total return as of 3/31/04(1,2,3,4)
(at maximum applicable sales charge)

               1 Year        5 Years       10 Years
Class A        37.25%         -1.90%       4.59%
---------------------------------------------------
Class B(1)     39.63%         -1.57%       4.47%
---------------------------------------------------
Class B        41.45%         -1.15%       4.69%
---------------------------------------------------
Class C        43.78%         -1.43%       4.46%
---------------------------------------------------
Class S        45.88%         -0.45%       5.51%
---------------------------------------------------

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

1 Keep in mind that the performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted herein. For the most recent month-end performance results, visit our website at www.ssrfunds.com. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2 Performance reflects a maximum 5.75% Class A share front-end sales charge, or a 5% Class B or Class B(1), or 1% Class C share contingent deferred sales charge, where applicable.
3 Performance for Class B(1) shares reflects Class B share performance through December 31, 1998 and Class B(1) performance thereafter. If the returns for Class B(1) shares had reflected their current service/distribution (Rule 12b-1) fees for the entire period, these returns would have been lower.
4 Class S shares, offered without sales charge, are available through certain employee benefit plans and special programs.

---------
PORTFOLIO
---------
        Holdings

March 31, 2004 (unaudited)

Issuer                                                                           Shares             Value
--------------------------------------------------------------------------------------------------------------
Common Stocks 99.1%
Automobiles & Transportation 0.7%
Air Transport 0.7%
Expeditors International of Washington Inc. ............................          71,200        $ 2,811,688
                                                                                                -----------
Total Automobiles & Transportation ........................................................       2,811,688
                                                                                                -----------
Consumer Discretionary 27.6%
Advertising Agencies 1.1%
Lamar Advertising Co. Cl. A* ...........................................         103,800          4,174,836
                                                                                                -----------
Casinos/Gambling, Hotel/Motel 2.7%
Caesar's Entertainment Inc. ............................................         209,500          2,731,880
International Game Technology Inc. .....................................         178,400          8,020,864
                                                                                                -----------
                                                                                                 10,752,744
                                                                                                -----------
Commercial Services 4.3%
ChoicePoint Inc.* ......................................................          91,166          3,467,043
Corporate Executive Board Co.* .........................................          40,000          1,880,000
InterActiveCorp* .......................................................         191,682          6,055,235
Manpower Inc. ..........................................................         115,700          5,380,050
                                                                                                -----------
                                                                                                 16,782,328
                                                                                                -----------
Communications, Media & Entertainment 3.8%
Alliance Gaming Corp.* .................................................         192,900          6,197,877
DirecTV Group Inc* .....................................................         235,500          3,621,990
Univision Communications Inc. Cl. A* ...................................         153,000          5,050,530
                                                                                                -----------
                                                                                                 14,870,397
                                                                                                -----------
Consumer Electronics 1.4%
Harman International Inc. ..............................................          41,200          3,279,520
Yahoo! Inc.* ...........................................................          41,300          2,006,767
                                                                                                -----------
                                                                                                  5,286,287
                                                                                                -----------
Consumer Products 0.9%
Yankee Candle Company Inc. .............................................         133,500          3,681,930
                                                                                                -----------
Consumer Services 1.1%
Career Education Corp.* ................................................          75,900          4,298,976
                                                                                                -----------
Restaurants 1.0%
Starbucks Corp.* .......................................................         106,800          4,031,700
                                                                                                -----------
Retail 10.5%
Bed Bath & Beyond Inc.* ................................................          88,626          3,701,022
CarMax Inc.* ...........................................................         120,679          3,523,827
CDW Corp. ..............................................................          88,700          5,997,007
Chico's FAS Inc.* ......................................................         115,600          5,363,840
Family Dollar Stores Inc. ..............................................          74,700          2,685,465
Linens 'n Things Inc.* .................................................          94,300          3,339,163
MSC Industrial Direct Inc. Cl. A .......................................         140,600          4,210,970
Staples Inc.* ..........................................................         234,548          5,955,173
Tiffany & Co. ..........................................................          58,400          2,229,128
Williams-Sonoma Inc.* ..................................................         121,500          4,155,300
                                                                                                -----------
                                                                                                 41,160,895
                                                                                                -----------
Textile Apparel Manufacturers 0.8%
Coach Inc.* ............................................................          74,500          3,053,755
                                                                                                -----------
Total Consumer Discretionary ................................................................   108,093,848
                                                                                                -----------

Issuer                                                                           Shares             Value
--------------------------------------------------------------------------------------------------------------
Consumer Staples 2.5%
Beverages 1.5%
Pepsi Bottling Group Inc. ..............................................         191,600        $ 5,700,100
                                                                                                -----------
Household Products 1.0%
Clorox Co. .............................................................          80,500          3,937,255
                                                                                                -----------
Total Consumer Staples ......................................................................     9,637,355
                                                                                                -----------
Financial Services 10.0%
Banks & Savings & Loan 2.0%
Investors Financial Services Co. .......................................         139,200          5,751,744
TCF Financial Corp. ....................................................          40,300          2,058,121
                                                                                                -----------
                                                                                                  7,809,865
                                                                                                -----------
Financial Data Processing Services & Systems 0.6%
Fair, Issac & Company Inc. .............................................          68,550          2,473,284
                                                                                                -----------
Insurance 0.7%
RenaissanceRe Holdings Ltd. ............................................          48,200          2,506,400
                                                                                                -----------
Miscellaneous Financial 2.5%
Dow Jones & Company Inc. ...............................................          72,500          3,473,475
Providian Financial Corp.* .............................................         254,100          3,328,710
Willis Group Holdings Ltd. .............................................          83,500          3,106,200
                                                                                                -----------
                                                                                                  9,908,385
                                                                                                -----------
Securities Brokerage & Services 4.2%
Ameritrade Holding Corp.* ..............................................         337,100          5,191,340
Lehman Brothers Holdings Inc. ..........................................          67,400          5,585,438
T. Rowe Price Group Inc. ...............................................         104,200          5,609,086
                                                                                                -----------
                                                                                                 16,385,864
                                                                                                -----------
Total Financial Services ................................................................        39,083,798
                                                                                                -----------
Health Care 19.0%
Drugs & Biotechnology 11.8%
Allergan Inc. ..........................................................          43,600          3,669,376
Biogen Inc.* ...........................................................         133,165          7,403,974
Charles River Laboratories
 International Co. .....................................................         116,100          4,974,885
Chiron Corp.* ..........................................................          78,800          3,467,988
Cytyc Corp.* ...........................................................          94,100          2,093,725
Elan Corp. plc ADR* ....................................................         202,800          4,181,736
Forest Laboratories Inc.* ..............................................          53,000          3,795,860
Gilead Sciences Inc.* ..................................................          49,900          2,782,923
Invitrogen Corp.* ......................................................          30,800          2,208,052
Medicis Pharmaceutical Corp. ...........................................         107,300          4,292,000
Millennium Pharmaceuticals Inc.* .......................................         197,900          3,344,510
Millipore Corp.* .......................................................          77,500          3,981,950
                                                                                                -----------
                                                                                                 46,196,979
                                                                                                -----------
Health Care Facilities 0.9%
Health Management Associates Inc. Cl. A* ...............................         141,100          3,274,931
                                                                                                -----------
Health Care Services 4.9%
Aetna Inc. .............................................................          71,500          6,414,980
Caremark Rx Inc.* ......................................................         277,200          9,216,900
Community Health Systems Inc.* .........................................         130,700          3,637,381
                                                                                                -----------
                                                                                                 19,269,261
                                                                                                -----------
Hospital Supply 1.4%
Guidant Corp. ..........................................................          61,100          3,871,907
Kinetic Concepts Inc.* .................................................          36,000          1,614,600
                                                                                                -----------
                                                                                                  5,486,507
                                                                                                -----------
Total Health Care .........................................................................      74,227,678
                                                                                                -----------

The notes are an integral part of the financial statements.

                                     State Street Research Mid-Cap Growth Fund 5

Issuer                                                                           Shares             Value
--------------------------------------------------------------------------------------------------------------
Materials & Processing 2.0%
Chemicals 1.4%
EcoLab Inc. ............................................................          195,400       $ 5,574,762
                                                                                                -----------
Gold & Precious Metals 0.6%
Newmont Mining Corp. ...................................................           46,400         2,163,632
                                                                                                -----------
Total Materials & Processing ..............................................................       7,738,394
                                                                                                -----------
Other 1.1%
Multi-Sector 1.1%
iShares Trust ..........................................................           58,000         4,477,600
                                                                                                -----------
Total Other ...............................................................................       4,477,600
                                                                                                -----------
Other Energy 7.2%
Gas Pipelines 1.8%
EOG Resources Inc. .....................................................          150,400         6,901,856
                                                                                                -----------
Miscellaneous Energy 1.1%
Consol Energy Inc. .....................................................           87,600         2,347,680
Peabody Energy Corp. ...................................................           42,700         1,985,977
                                                                                                -----------
                                                                                                  4,333,657
                                                                                                -----------
Oil & Gas Producers 1.8%
Newfield Exploration Co.* ..............................................          104,900         5,027,857
XTO Energy Inc. ........................................................           86,125         2,173,795
                                                                                                -----------
                                                                                                  7,201,652
                                                                                                -----------
Oil Well Equipment & Services 2.5%
BJ Services Co.* .......................................................           61,500         2,661,105
Nabors Industries Ltd.* ................................................           69,500         3,179,625
Patterson-UTI Energy Inc.* .............................................          114,500         4,054,445
                                                                                                -----------
                                                                                                  9,895,175
                                                                                                -----------
Total Other Energy ........................................................................      28,332,340
                                                                                                -----------
Producer Durables 9.0%
Industrial Products 1.4%
American Power Conversion Corp. ........................................          235,500         5,418,855
                                                                                                -----------
Machinery 0.9%
ASM Lithography Holdings Inc.* .........................................          194,400         3,563,352
                                                                                                -----------
Miscellaneous Equipment 1.4%
Pentair Inc. ...........................................................           90,400         5,333,600
                                                                                                -----------
Office Furniture & Business Equipment 1.8%
Diebold Inc. ...........................................................           52,600         2,531,112
Lexmark International Group Inc. Cl. A* ................................           50,900         4,682,800
                                                                                                -----------
                                                                                                  7,213,912
                                                                                                -----------
Production Technology Equipment 1.5%
Lam Research Corp.* ....................................................          238,900         6,022,669
                                                                                                -----------
Telecommunications Equipment 2.0%
American Tower Corp. Cl. A* ............................................          179,300         2,035,055
Andrew Corp.* ..........................................................          334,300         5,850,250
                                                                                                -----------
                                                                                                  7,885,305
                                                                                                -----------
Total Producer Durables ...................................................................      35,437,693
                                                                                                -----------
Technology 20.0%
Communications Technology 1.5%
Foundry Networks Inc.* .................................................          140,800         2,417,536
Juniper Networks Inc.* .................................................          135,800         3,532,158
                                                                                                -----------
                                                                                                  5,949,694
                                                                                                -----------
Computer Software 6.8%
Amdocs Ltd.* ...........................................................          152,400         4,235,196
Ceridian Corp.* ........................................................          269,800         5,317,758
Mercury Interactive Corp.* .............................................          125,400         5,617,920
Red Hat Inc.* ..........................................................          101,800         2,327,148


Issuer                                                                           Shares             Value
--------------------------------------------------------------------------------------------------------------
Siebel Systems Inc.* ...................................................          373,200       $ 4,295,532
Symantec Corp.* ........................................................          101,000         4,676,300
                                                                                                -----------
                                                                                                 26,469,854
                                                                                                -----------
Computer Technology 0.7%
Sandisk Corp.* .........................................................          102,400         2,905,088
                                                                                                -----------
Electronics 1.9%
Amphenol Corp. Cl. A* ..................................................          107,000         3,177,900
Vishay Intertechnology Inc.* ...........................................          191,800         4,093,012
                                                                                                -----------
                                                                                                  7,270,912
                                                                                                -----------
Electronics: Semiconductors/Components 9.1%
ATI Technologies Inc.* .................................................          198,600         3,237,180
Broadcom Corp. Cl. A* ..................................................           68,200         2,671,394
Cypress Semiconductor Corp.* ...........................................          322,200         6,595,434
Fairchild Semiconductor International Corp.*............................          162,100         3,895,263
Jabil Circuit Inc.* ....................................................          136,400         4,014,252
Linear Technology Corp. ................................................           72,700         2,691,354
National Semiconductor Corp.* ..........................................          106,800         4,745,124
PerkinElmer Inc. .......................................................          237,500         4,913,875
PMC Sierra Inc.* .......................................................          174,800         2,966,356
                                                                                                -----------
                                                                                                 35,730,232
                                                                                                -----------
Total Technology ..........................................................................      78,325,780
                                                                                                -----------
Total Common Stocks (Cost $313,548,243)....................................................     388,166,174
                                                                                                -----------
Short-Term Investments 13.7%
State Street Navigator Securities Lending
 Prime Portfolio .......................................................       53,712,323        53,712,323
                                                                                                -----------
Total Short-Term Investments (Cost $53,712,323) ...........................................      53,712,323
                                                                                                -----------


                               Maturity    Principal
                                 Date        Amount
                             ----------- -------------
Commercial Paper 1.1%
Morgan Stanley Dean
 Witter & Co., 1.05% .....   4/01/2004   $4,189,000        4,189,000
                                                       -------------
Total Commercial Paper (Cost $4,189,000)............       4,189,000
                                                       -------------


                                                                                 % of
                                                                               Net Assets
                                                                             ------------
Summary of Portfolio Assets
Investments (Cost $371,449,566) ..........................................    113.9%          446,067,497
Cash and Other Assets, Less Liabilities ..................................    (13.9%)         (54,353,748)
                                                                              -----          ------------
Net Assets ...............................................................    100.0%         $391,713,749
                                                                              =====          ============
KEY TO SYMBOLS ...........................................................
*   Denotes a security which has not paid a dividend during the last year.
ADR Stands for American Depositary Receipt.

Federal Income Tax Information

At March 31, 2004, the net unrealized appreciation of investments based on cost for federal income tax purposes of $371,641,516 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there is an excess of value over tax cost                                           $ 80,089,310
                                                                                             ------------
Aggregate gross unrealized depreciation for all investments
in which there is an excess of tax cost over value                                             (5,663,329)
                                                                                             ------------
                                                                                             $ 74,425,981
                                                                                             ============

6 The notes are an integral part of the financial statements.

FINANCIAL
              Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
March 31, 2004 (unaudited)

Assets
Investments, at value (Cost $371,449,566) (Note 1) ...........   $446,067,497
Cash .........................................................            490
Receivable for securities sold ...............................      5,337,917
Receivable for fund shares sold ..............................        116,143
Dividends receivable .........................................         66,519
Other assets .................................................         77,331
                                                                 ------------
                                                                  451,665,897
                                                                 ------------
Liabilities
Payable for collateral received on securities loaned .........     53,712,323
Payable for securities purchased .............................      4,661,022
Payable for fund shares redeemed .............................        504,799
Accrued transfer agent and shareholder services ..............        420,019
Accrued management fee .......................................        306,950
Accrued distribution and service fees ........................        107,484
Accrued trustees' fees .......................................         20,348
Accrued administration fee ...................................          6,669
Other accrued expenses .......................................        212,534
                                                                 ------------
                                                                   59,952,148
                                                                 ------------
Net Assets ...................................................   $391,713,749
                                                                 ============
Net Assets consist of:
Unrealized appreciation of investments .......................   $ 74,617,931
Accumulated net realized loss ................................   (317,247,768)
Paid-in capital ..............................................    634,343,586
                                                                 ------------
                                                                 $391,713,749
                                                                 ============

                   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

  Class      Net Assets     [divided by]    Number of Shares   =     NAV
  A        $243,765,694                       39,576,625            $6.16*
  B(1)     $ 33,695,056                        6,421,094            $5.25**
  B        $ 61,980,391                       11,570,245            $5.36**
  C        $ 13,171,398                        2,501,323            $5.27**
  S        $ 39,101,210                        5,970,284            $6.55

*  Maximum offering price per share = $6.54 ($6.16 [divided by] 0.9425)
** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended March 31, 2004 (unaudited)

Investment Income
Dividends, net of foreign taxes of $2,710 (Note 1)............   $   526,402
Interest (Note 1) ............................................        91,949
                                                                 -----------
                                                                     618,351
                                                                 -----------
Expenses
Management fee (Note 2) ......................................     1,435,439
Transfer agent and shareholder services (Note 2) .............       944,767
Distribution and service fees - Class A (Note 4) .............       314,850
Distribution and service fees - Class B(1) (Note 4) ..........       161,133
Distribution and service fees - Class C (Note 4) .............        65,281
Custodian fee ................................................        52,048
Reports to shareholders ......................................        50,148
Administration fee ...........................................        48,944
Registration fees ............................................        31,500
Audit fee ....................................................        13,430
Trustees' fees (Note 2) ......................................        10,962
Legal fees ...................................................         2,646
Miscellaneous ................................................        13,201
                                                                 -----------
                                                                   3,144,349
Fees paid indirectly (Note 2) ................................        (8,421)
                                                                 -----------
                                                                   3,135,928
                                                                 -----------
                                                                  (2,517,577)
Reimbursement of distribution fees (Note 4) ..................       200,000
                                                                 -----------
Net investment loss ..........................................    (2,317,577)
                                                                 -----------
Realized and Unrealized Gain on Investments
Net increase from payment by affiliate (Note 2) ..............         9,526
Net realized gain on investments (Notes 1 and 3) .............    39,017,708
Change in unrealized appreciation of investments .............    16,118,574
                                                                 -----------
Net gain on investments ......................................    55,145,808
                                                                 -----------
Net increase in net assets resulting from operations .........   $52,828,231
                                                                 ===========

The notes are an integral part of the financial statements.

                                     State Street Research Mid-Cap Growth Fund 7

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                         Six months ended
                                          March 31, 2004        Year ended
                                           (unaudited)       September 30, 2003
                                         ---------------------------------------
Increase (Decrease) In Net Assets
Operations:
Net investment loss ....................   $ (2,317,577)       $ (3,959,087)
Net increase from payment by
   affiliate ...........................          9,526                  --
Net realized gain (loss) on
   investments .........................     39,017,708          (2,516,067)
Change in unrealized
   appreciation of investments .........     16,118,574          96,745,512
                                          -------------------------------------
Net increase resulting from
   operations ..........................     52,828,231          90,270,358
                                          -------------------------------------
Net decrease from fund share
   transactions (Note 5) ...............    (10,709,082)        (43,134,681)
                                          -------------------------------------
Total increase in net assets ...........     42,119,149          47,135,677
Net Assets
Beginning of period ....................    349,594,600         302,458,923
                                          -------------------------------------
End of period ..........................   $391,713,749        $349,594,600
                                          =====================================

Notes to Unaudited Financial Statements
--------------------------------------------------------------------------------
March 31, 2004

Note 1
State Street Research Mid-Cap Growth Fund is a series of State Street Research Capital Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The investment objective of the fund is to provide long-term growth of capital. Under normal market conditions, the fund invests at least 80% of its net assets in mid-cap stocks. These may include common and preferred stocks, convertible securities and warrants.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees equal to 1.00% of average daily net assets and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds and also automatically convert to Class A shares at the end of eight years. Class B shares may also be subject to annual service and distribution fees equal to 1.00% of average daily net assets. However, these fees are currently waived under the terms of the distribution plan. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees equal to 1.00% of average daily net assets. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of these securities, then they are valued at their fair value taking this trading or these events into account.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.


8 The notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
C. Net Investment Income

Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends
Dividends from net investment income are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for wash sale deferrals.

E. Federal Income Taxes
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

At September 30, 2003, the fund had a capital loss carryforward of $355,799,217 available, to the extent provided in regulations, to offset future capital gains, if any, of which $21,447,854, $247,124,039, and $87,227,324 expire on
September 30, 2009, 2010 and 2011, respectively.

F. Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At March 31, 2004, the value of the securities loaned and the value of collateral were $52,663,695 and $53,712,323 (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio), respectively. The collateral was marked to market the next business day and made equal to at least 100% of the current market value of the loaned securities and accrued interest. During the six months ended March 31, 2004, income from securities lending amounted to $45,682 and is included in interest income.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the first $500 million of average net assets, 0.70% of the next $500 million, and 0.65% of any amount over $1 billion of average net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended March 31, 2004, the fees pursuant to such agreement amounted to $1,435,439.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended March 31, 2004, the amount of such expenses allocated to the fund was $307,369.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expense. During the six months ended March 31, 2004, the fund's transfer agent fees were reduced by $8,421 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $10,962 during the six months ended March 31, 2004.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among the State Street Research funds. During the six months ended March 31, 2004, the amount of such expenses was $48,944.

On February 19, 2004, the Distributor entered into an agreement with the NASD resolving all outstanding issues relating to an investigation by the NASD of the Distributor's email retention practices and supervision of trading activity in shares of the State Street Research funds. The Distributor, without admitting or denying the allegations or the findings set forth in the agreement, and solely for the purposes of the settlement, agreed to the entry of certain findings by the NASD relating to the Distributor's compliance with document retention requirements and the Distributor's supervision of enforcement of shareholder exchange limitations set forth in the funds' prospectuses. The agreement contains no allegations or findings of fraudulent conduct by the Distributor. As part of the agreement the Distributor made a payment to the fund to compensate the fund for losses relating to the exchange of fund shares beyond the annual limit set forth in the fund's prospectus. The payment was allocated among the fund's share classes as follows: $5,845 to Class A; $813 to Class B(1); $1,587 to Class B; $323 to Class C; and $958 to Class S. These amounts are shown in the total amount of $9,526 as "Net increase form payment by affiliate" in the Statement of Operations.

Note 3
For the six months ended March 31, 2004, purchases and sales of securities, exclusive of short-term obligations, aggregated $193,041,254, and $199,534,695, respectively.

Note 4
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1) and Class C shares. Currently, the annual service and distribution fees paid by Class B shares have been voluntarily waived to 0.00%. The fund expects this waiver to continue, although there is no guarantee that it will. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended March 31, 2004, fees pursuant to such plans amounted to $314,850, $161,133 and $65,281 for Class A, Class B(1) and Class C shares, respectively. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of March 31, 2004, there were $2,252,531 and $1,742,177 for Class A and Class C shares, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund. During the six months ended March 31, 2004, the Distributor reimbursed a total of $200,000 to Class B shares of the fund reflecting the estimated excess of payments received over costs incurred under the plan. This amount is shown as "Reimbursement of distribution fees" in the Statement of Operations.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $97,617 and $425,497, respectively, on sales of Class A shares of the fund during the six months ended March 31, 2004, and that MetLife Securities, Inc. earned commissions aggregating $351,431 and $5,833 on sales of Class B(1) and Class C shares, and the Distributor collected contingent deferred sales charges aggregating $31,411, $200 and $329 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

                                     State Street Research Mid-Cap Growth Fund 9

Note 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share.

These transactions break down by share class as follows:


                          Sixmonths ended
                           March 31, 2004                                Year ended
                           (unaudited)                               September 30, 2003
                          ------------------------------------------------------------------
Class A                     Shares          Amount              Shares            Amount
--------------------------------------------------------------------------------------------
Shares sold                  8,483,278    $  51,848,281         10,362,428    $  47,693,729
Shares redeemed             (2,462,416)     (14,657,062)       (12,783,402)     (57,272,190)
                          ------------    -------------      -------------    -------------
Net increase (decrease)      6,020,862    $  37,191,219         (2,420,974)   $  (9,578,461)
                          ============    =============      =============    =============

Class B(1)                  Shares          Amount              Shares            Amount
--------------------------------------------------------------------------------------------
Shares sold                    635,347    $   3,217,353          1,604,810    $   6,518,156
Shares redeemed               (448,592)      (2,288,480)        (1,808,414)      (6,879,464)
                          ------------    -------------      -------------    -------------
Net increase (decrease)        186,755    $     928,873)          (203,604)   $    (361,308)
                          ============    =============      =============    =============

Class B                     Shares          Amount              Shares            Amount
--------------------------------------------------------------------------------------------
Shares sold                     79,700    $     407,608            416,179    $   1,648,440
Shares redeemed             (9,055,120)     (48,132,559)        (6,915,765)     (27,246,929)
                          ------------    -------------      -------------    -------------
Net decrease                (8,975,420)   $ (47,724,951)        (6,499,586)   $ (25,598,489)
                          ============    =============      =============    =============

Class C                    Shares          Amount              Shares            Amount
--------------------------------------------------------------------------------------------
Shares sold                    151,346    $     770,691            316,274    $   1,309,387
Shares redeemed               (273,790)      (1,393,235)          (799,177)      (3,109,189)
                          ------------    -------------      -------------    -------------
Net decrease                  (122,444)   $    (622,544)          (482,903)   $  (1,799,802)
                          ============    =============      =============    =============



Class S                    Shares          Amount              Shares            Amount
--------------------------------------------------------------------------------------------
Shares sold                    469,813    $   2,951,332          1,519,064    $   7,703,821
Shares redeemed               (536,986)      (3,433,011)        (2,637,590)     (13,500,442)
                            ----------    -------------        -----------    -------------
Net decrease                   (67,173)   $    (481,679)        (1,118,526)   $  (5,796,621)
                            ==========    =============        ===========    =============


10 The notes are an integral part of the financial statements.

---------
FINANCIAL
---------
        Highlights

For a share outstanding throughout each period:

                                                                               Class A
                                                               ----------------------------------------
                                                                                          Years ended
                                                                  Six months ended       September 30
                                                                   March 31, 2004     ------------------
                                                                   (unaudited)(a)          2003(a)
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                  5.35                4.03
                                                                         -----              ------
  Net investment loss ($)                                                (0.04)              (0.06)
  Net realized and unrealized gain (loss) on investments ($)              0.85                1.38
                                                                         -----              ------
Total from investment operations ($)                                      0.81                1.32
                                                                         -----              ------
  Distributions from capital gains ($)                                      --                  --
                                                                         ------             -------
Total distributions ($)                                                     --                  --
                                                                         ------             -------
Net asset value, end of period ($)                                        6.16                5.35
                                                                         =====              ======
Total return (%)(b)                                                      15.14(d)            32.75
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                              243,766             179,519
Expense ratio (%)                                                         1.66 (e)            1.75
Expense ratio after expense reductions (%)                                1.66 (e)            1.74
Ratio of net investment loss to average net assets (%)                   (1.33)(e)           (1.36)
Portfolio turnover rate (%)                                              51.56              104.91

                                                                                 Class A
                                                               ------------------------------------------------
                                                                         Years ended September 30
                                                               ------------------------------------------------
                                                                      2002(a)(f)          2001(a)(f)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                  5.04               20.10
                                                                        ------              ------
  Net investment loss ($)                                                (0.07)              (0.06)
  Net realized and unrealized gain (loss) on investments ($)             (0.94)              (6.47)
                                                                        ------              ------
Total from investment operations ($)                                     (1.01)              (6.53)
                                                                        ------              ------
  Distributions from capital gains ($)                                      --               (8.53)
                                                                        -------             ------
Total distributions ($)                                                     --               (8.53)
                                                                        -------             ------
Net asset value, end of period ($)                                        4.03                5.04
                                                                        ======              ======
Total return (%)(b)                                                     (20.04)             (49.83)
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                              144,814             201,936
Expense ratio (%)                                                         1.78                1.56
Expense ratio after expense reductions (%)                                1.76                1.54
Ratio of net investment loss to average net assets (%)                   (1.33)              (0.73)
Portfolio turnover rate (%)                                             136.30              123.50


                                                                                  Class A
                                                               ------------------------------------------------
                                                                         Years ended September 30
                                                               ------------------------------------------------
                                                                      2000(a)(f)           1999(a)(f)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                 13.64               11.95
                                                                        ------               -----
  Net investment loss ($)                                                (0.15)              (0.14)
  Net realized and unrealized gain (loss) on investments ($)              7.44                3.15
                                                                        ------               -----
Total from investment operations ($)                                      7.29                3.01
                                                                        ------               -----
  Distributions from capital gains ($)                                   (0.83)              (1.32)
                                                                        ------               -----
Total distributions ($)                                                  (0.83)              (1.32)
                                                                        ------               -----
Net asset value, end of period ($)                                       20.10               13.64
                                                                        ======               =====
Total return (%)(b)                                                      54.91               26.75
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                              450,521             321,667
Expense ratio (%)                                                         1.38                1.40
Expense ratio after expense reductions (%)                                1.37                1.38
Ratio of net investment loss to average net assets (%)                   (0.85)              (1.03)
Portfolio turnover rate (%)                                             171.87               68.03


                                                                               Class B(1)
                                                               ----------------------------------------
                                                                                          Years ended
                                                                  Six months ended       September 30
                                                                   March 31, 2004     ------------------
                                                                   (unaudited)(a)          2003(a)
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                  4.57                3.47
                                                                        ------               -----
  Net investment loss ($)                                                (0.05)              (0.09)
  Net realized and unrealized gain (loss) on investments ($)              0.73                1.19
                                                                        ------               -----
Total from investment operations ($)                                      0.68                1.10
                                                                        ------               -----
  Distributions from capital gains ($)                                      --                  --
                                                                        ------               -----
Total distributions ($)                                                     --                  --
                                                                        ------               -----
Net asset value, end of period ($)                                        5.25                4.57
                                                                        ======               =====
Total return (%)(b)                                                      14.88(d)            31.70
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                               33,695              28,518
Expense ratio (%)                                                         2.36(e)             2.45
Expense ratio after expense reductions (%)                                2.36(e)             2.44
Ratio of net investment loss to average net assets (%)                   (2.03)(e)           (2.17)
Portfolio turnover rate (%)                                              51.56              104.91


                                                                                Class B(1)
                                                               ------------------------------------------------
                                                                          Years ended September 30
                                                               ------------------------------------------------
                                                                      2002(a)(f)           2001(a)(f)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                 4.36                18.83
                                                                      -------              -------
  Net investment loss ($)                                               (0.09)               (0.09)
  Net realized and unrealized gain (loss) on investments ($)            (0.80)               (5.85)
                                                                      -------              -------
Total from investment operations ($)                                    (0.89)               (5.94)
                                                                      -------              -------
  Distributions from capital gains ($)                                     --                (8.53)
                                                                      -------              -------
Total distributions ($)                                                    --                (8.53)
                                                                      -------              -------
Net asset value, end of period ($)                                       3.47                 4.36
                                                                      =======              =======
Total return (%)(b)                                                    (20.41)              (50.25)
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                              22,314               26,083
Expense ratio (%)                                                        2.48                 2.26
Expense ratio after expense reductions (%)                               2.46                 2.24
Ratio of net investment loss to average net assets (%)                  (2.02)               (1.43)
Portfolio turnover rate (%)                                            136.30               123.50


                                                                                 Class B(1)
                                                               ------------------------------------------------
                                                                          Years ended September 30
                                                               ------------------------------------------------
                                                                      2000(a)(f)         1999(a)(c)(f)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                 12.90               13.17
                                                                       -------             -------
  Net investment loss ($)                                                (0.26)              (0.17)
  Net realized and unrealized gain (loss) on investments ($)              7.02               (0.10)
                                                                       -------             -------
Total from investment operations ($)                                      6.76               (0.27)
                                                                       -------             -------
  Distributions from capital gains ($)                                   (0.83)                 --
                                                                       -------             --------
Total distributions ($)                                                  (0.83)                 --
                                                                       -------             --------
Net asset value, end of period ($)                                       18.83               12.90
                                                                       =======             =======
Total return (%)(b)                                                      53.90               (2.05)(d)
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                               37,063               8,730
Expense ratio (%)                                                         2.11                2.15 (e)
Expense ratio after expense reductions (%)                                2.10                2.13 (e)
Ratio of net investment loss to average net assets (%)                   (1.52)              (1.81)(e)
Portfolio turnover rate (%)                                             171.87               68.03


                                                                                Class B
                                                               ----------------------------------------
                                                                                          Years ended
                                                                  Six months ended       September 30
                                                                   March 31, 2004     ------------------
                                                                   (unaudited)(a)          2003(a)
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                  4.63                3.48
                                                                       -------             -------
  Net investment loss ($)                                                (0.01)              (0.03)
  Net realized and unrealized gain (loss) on investments ($)              0.74                1.18
                                                                       -------             -------
Total from investment operations ($)                                      0.73                1.15
                                                                       -------             -------
  Distributions from capital gains ($)                                      --                  --
                                                                       -------             -------
Total distributions ($)                                                     --                  --
                                                                       -------             -------
Net asset value, end of period ($)                                        5.36                4.63
                                                                       =======             =======
Total return (%)(b)                                                      15.77(d)            33.05

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                               61,980              95,216
Expense ratio (%)                                                         1.36 (e)            1.45
Expense ratio after expense reductions (%)                                1.36 (e)            1.44
Ratio of net investment loss to average net assets (%)                   (0.58)(e)           (0.83)
Portfolio turnover rate (%)                                              51.56              104.91

                                                                                  Class B
                                                               ------------------------------------------------
                                                                          Years ended September 30
                                                               ------------------------------------------------
                                                                      2002(a)(f)          2001(a)(f)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                  4.36               18.82
                                                                       -------             -------
  Net investment loss ($)                                                (0.07)              (0.10)
  Net realized and unrealized gain (loss) on investments ($)             (0.81)              (5.83)
                                                                       -------             -------
Total from investment operations ($)                                     (0.88)              (5.93)
                                                                       -------             -------
  Distributions from capital gains ($)                                      --               (8.53)
                                                                       -------             -------
Total distributions ($)                                                     --               (8.53)
                                                                       -------             -------
Net asset value, end of period ($)                                        3.48                4.36
                                                                       =======             =======
Total return (%)(b)                                                     (20.18)             (50.18)
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                               94,029             157,788
Expense ratio (%)                                                         1.88                2.26
Expense ratio after expense reductions (%)                                1.86                2.24
Ratio of net investment loss to average net assets (%)                   (1.46)              (1.44)
Portfolio turnover rate (%)                                             136.30              123.50

                                                                                 Class B
                                                               ------------------------------------------------
                                                                          Years ended September 30
                                                               ------------------------------------------------
                                                                      2000(a)(f)          1999(a)(f)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                 12.90               11.45
                                                                       -------             -------
  Net investment loss ($)                                                (0.26)              (0.22)
  Net realized and unrealized gain (loss) on investments ($)              7.01                2.99
                                                                       -------             -------
Total from investment operations ($)                                      6.75                2.77
                                                                       -------             -------
  Distributions from capital gains ($)                                   (0.83)              (1.32)
                                                                       -------             -------
Total distributions ($)                                                  (0.83)              (1.32)
                                                                       -------             -------
Net asset value, end of period ($)                                       18.82               12.90
                                                                       =======             =======
Total return (%)(b)                                                      53.83               25.74
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                              411,584             318,695
Expense ratio (%)                                                         2.11                2.15
Expense ratio after expense reductions (%)                                2.10                2.13
Ratio of net investment loss to average net assets (%)                   (1.58)              (1.77)
Portfolio turnover rate (%)                                             171.87               68.03

                                    State Street Research Mid-Cap Growth Fund 11

                                                                                Class C
                                                               -----------------------------------------
                                                                                           Years ended
                                                                   Six months ended       September 30
                                                                    March 31, 2004     ------------------
                                                                    (unaudited)(a)          2003(a)
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                    4.59               3.48
                                                                        ------             ------
  Net investment loss ($)                                                (0.05)             (0.08)
  Net realized and unrealized gain (loss) on investments ($)              0.73               1.19
                                                                        ------             ------
Total from investment operations ($)                                      0.68               1.11
                                                                        ------             ------
  Distributions from capital gains ($)                                      --                 --
                                                                        ------             ------
Total distributions ($)                                                     --                 --
                                                                        ------             ------
Net asset value, end of period ($)                                        5.27               4.59
                                                                        ======             ======
Total return (%)(b)                                                      14.81 (d)          31.90
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                               13,171             12,044
Expense ratio (%)                                                         2.36 (e)           2.45
Expense ratio after expense reductions (%)                                2.36 (e)           2.45
Ratio of net investment loss to average net assets (%)                   (2.03)(e)          (2.00)
Portfolio turnover rate (%)                                              51.56             104.91

                                                                                   Class C
                                                               ------------------------------------------------
                                                                           Years ended September 30
                                                               ------------------------------------------------
                                                                      2002(a)(f)          2001(a)(f)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                   4.39                18.87
                                                                       ------               ------
  Net investment loss ($)                                               (0.09)               (0.10)
  Net realized and unrealized gain (loss) on investments ($)            (0.82)               (5.85)
                                                                       ------               ------
Total from investment operations ($)                                    (0.91)               (5.95)
                                                                       ------               ------
  Distributions from capital gains ($)                                     --                (8.53)
                                                                       ------               ------
Total distributions ($)                                                    --                (8.53)
                                                                       ------               ------
Net asset value, end of period ($)                                       3.48                 4.39
                                                                       ======               ======
Total return (%)(b)                                                    (20.73)              (50.15)
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                              10,805               17,362
Expense ratio (%)                                                        2.48                 2.26
Expense ratio after expense reductions (%)                               2.46                 2.24
Ratio of net investment loss to average net assets (%)                  (2.05)               (1.44)
Portfolio turnover rate (%)                                            136.30               123.50

                                                                                   Class C
                                                               -----------------------------------------------
                                                                          Years ended September 30
                                                               -----------------------------------------------
                                                                      2000(a)(f)          1999(a)(f)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                   12.93               11.47
                                                                        ------               -----
  Net investment loss ($)                                                (0.27)              (0.22)
  Net realized and unrealized gain (loss) on investments ($)              7.04                3.00
                                                                        ------               -----
Total from investment operations ($)                                      6.77                2.78
                                                                        ------               -----
  Distributions from capital gains ($)                                   (0.83)              (1.32)
                                                                        ------               -----
Total distributions ($)                                                  (0.83)              (1.32)
                                                                        ------               -----
Net asset value, end of period ($)                                       18.87               12.93
                                                                        ======               =====
Total return (%)(b)                                                      53.86               25.77
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                               51,721              41,235
Expense ratio (%)                                                         2.11                2.15
Expense ratio after expense reductions (%)                                2.10                2.13
Ratio of net investment loss to average net assets (%)                   (1.58)              (1.77)
Portfolio turnover rate (%)                                             171.87               68.03

                                                                                Class S
                                                               -----------------------------------------
                                                                                           Years ended
                                                                   Six months ended       September 30
                                                                    March 31, 2004     ------------------
                                                                    (unaudited)(a)          2003(a)
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                  5.68                4.26
                                                                        ------               -----
  Net investment loss ($)                                                (0.03)              (0.04)
  Net realized and unrealized gain (loss) on investments ($)              0.90                1.46
                                                                        ------               -----
Total from investment operations ($)                                      0.87                1.42
                                                                        ------               -----
  Distributions from capital gains ($)                                      --                  --
                                                                        ------               -----
Total distributions ($)                                                     --                  --
                                                                        ------               -----
Net asset value, end of period ($)                                        6.55                5.68
                                                                        ======               =====
Total return (%)(b)                                                      15.32(d)            33.33
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                               39,101              34,298
Expense ratio (%)                                                         1.36(e)             1.45
Expense ratio after expense reductions (%)                                1.36(e)             1.44
Ratio of net investment loss to average net assets (%)                   (1.03)(e)           (0.87)
Portfolio turnover rate (%)                                              51.56              104.91


                                                                                   Class S
                                                               ------------------------------------------------
                                                                           Years ended September 30
                                                               ------------------------------------------------
                                                                      2002(a)(f)         2001(a)(f)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                   5.32              20.62
                                                                         ------             ------
  Net investment loss ($)                                                 (0.06)             (0.04)
  Net realized and unrealized gain (loss) on investments ($)              (1.00)             (6.73)
                                                                         ------             ------
Total from investment operations ($)                                      (1.06)             (6.77)
                                                                         ------             ------
  Distributions from capital gains ($)                                       --              (8.53)
                                                                         ------             ------
Total distributions ($)                                                      --              (8.53)
                                                                         ------             ------
Net asset value, end of period ($)                                         4.26               5.32
                                                                         ======             ======
Total return (%)(b)                                                      (19.92)            (49.68)
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                                30,497             46,751
Expense ratio (%)                                                          1.48               1.26
Expense ratio after expense reductions (%)                                 1.46               1.24
Ratio of net investment loss to average net assets (%)                    (1.05)             (0.43)
Portfolio turnover rate (%)                                              136.30             123.50

                                                                                   Class S
                                                               -----------------------------------------------
                                                                          Years ended September 30
                                                               -----------------------------------------------
                                                                      2000(a)(f)             1999(a)(f)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                  13.94               12.16
                                                                         ------              ------
  Net investment loss ($)                                                 (0.11)              (0.10)
  Net realized and unrealized gain (loss) on investments ($)               7.62                3.20
                                                                         ------              ------
Total from investment operations ($)                                       7.51                3.10
                                                                         ------              ------
  Distributions from capital gains ($)                                    (0.83)              (1.32)
                                                                         ------              ------
Total distributions ($)                                                   (0.83)              (1.32)
                                                                         ------              ------
Net asset value, end of period ($)                                        20.62               13.94
                                                                         ======              ======
Total return (%)(b)                                                       55.32               27.06
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                               121,727              90,751
Expense ratio (%)                                                          1.11                1.15
Expense ratio after expense reductions (%)                                 1.10                1.13
Ratio of net investment loss to average net assets (%)                    (0.58)              (0.77)
Portfolio turnover rate (%)                                              171.87               68.03

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) January 1, 1999 (commencement of share class) to September 30, 1999
(d) Not annualized
(e) Annualized
(f) Audited by other auditors

12 The notes are an integral part of the financial statements.

---------------------
TRUSTEES AND OFFICERS
---------------------
        State Street Research Capital Trust



Name,                          Position(s)         Term of Office
Address                         Held with           and Length of
and Age(a)                         Fund            Time Served(b)
================================================================================
Independent Trustees
Bruce R. Bond                 Trustee              Since
(58)                                               1999
--------------------------------------------------------------------------------
Peter S. Drotch               Trustee              Since
(62)                                               2004
--------------------------------------------------------------------------------
Steve A. Garban               Trustee              Since
(66)                                               1997
--------------------------------------------------------------------------------
Susan M. Phillips             Trustee              Since
(59)                                               1998
--------------------------------------------------------------------------------
Toby Rosenblatt               Trustee              Since
(65)                                               1995
--------------------------------------------------------------------------------
Michael S.                    Trustee              Since
Scott Morton (66)                                  1987
================================================================================
Interested Trustees
Richard S. Davis(+)           Trustee              Since
(58)                                               2000
================================================================================
Officers
Caroline Evascu               Vice                 Since
(29)                          President            2003
--------------------------------------------------------------------------------
C. Kim Goodwin                Vice                 Since
(45)                          President            2002
--------------------------------------------------------------------------------
Paul Haagensen                Vice                 Since
(58)                          President            2003
--------------------------------------------------------------------------------
Eileen M. Leary               Vice                 Since
(41)                          President            2002
--------------------------------------------------------------------------------
John S. Lombardo              Vice                 Since
(49)                          President            2001
--------------------------------------------------------------------------------
Andrew Morey                  Vice                 Since
(34)                          President            2003
--------------------------------------------------------------------------------
Tucker Walsh                  Vice                 Since
(34)                          President            1999
--------------------------------------------------------------------------------
Douglas A. Romich             Treasurer            Since
(47)                                               2001
--------------------------------------------------------------------------------


                                                                                                        Number of Funds
Name,                                                                                                   in Fund Complex
Address                                            Principal Occupations                                  Overseen by
and Age(a)                                          During Past 5 Years                               Trustee/Officer(c)
========================================================================================================================
Independent Trustees
Bruce R. Bond          Retired; formerly Chairman of the Board, Chief Executive Officer and                   19
(58)                   President, PictureTel Corporation (video conferencing systems)
------------------------------------------------------------------------------------------------------------------------
Peter S. Drotch        Retired; formerly Partner, PricewaterhouseCoopers LLP                                  19
(62)
------------------------------------------------------------------------------------------------------------------------
Steve A. Garban        Retired; formerly Senior Vice President for Finance and Operations and                 53
(66)                   Treasurer, The Pennsylvania State University
------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips      Dean, School of Business and Public Management, George Washington                      19
(59)                   University; formerly a member of the Board of Governors of the Federal
                       Reserve System; and Chairman and Commissioner of the Commodity
                       Futures Trading Commission
------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt        President, Founders Investments Ltd. (investments); President, Pacific Four            53
(65)                   Investments (investments); formerly President, The Glen Ellen Company
                       (private investment firm)
------------------------------------------------------------------------------------------------------------------------
Michael S.             Jay W. Forrester Professor of Management, Sloan School of Management,                  53
Scott Morton (66)      Massachusetts Institute of Technology
========================================================================================================================
Interested Trustees
Richard S. Davis(+)    Chairman of the Board, President and Chief Executive Officer of State                  19
(58)                   Street Research & Management Company; formerly Senior Vice President,
                       Fixed Income Investments, Metropolitan Life Insurance Company
========================================================================================================================
Officers
Caroline Evascu        Vice President of State Street Research & Management Company; formerly                  3
(29)                   Vice President and senior analyst, SG Cowen Asset Management; and
                       research associate, Donaldson, Lufkin & Jenrette
------------------------------------------------------------------------------------------------------------------------
C. Kim Goodwin         Managing Director and Chief Investment Officer - Equities of State Street              18
(45)                   Research & Management Company; formerly Chief Investment Officer -
                       U.S. Growth Equities, American Century
------------------------------------------------------------------------------------------------------------------------
Paul Haagensen         Managing Director of State Street Research & Management Company;                        3
(58)                   formerly Senior Vice President, State Street Research & Management
                       Company; and Portfolio Manager and senior analyst, Putnam Investments
------------------------------------------------------------------------------------------------------------------------
Eileen M. Leary        Managing Director of State Street Research & Management Company;                        3
(41)                   formerly Senior Vice President and Vice President, State Street Research &
                       Management Company
------------------------------------------------------------------------------------------------------------------------
John S. Lombardo       Managing Director, Chief Financial Officer and Director of State Street                19
(49)                   Research & Management Company; formerly Executive Vice President,
                       State Street Research & Management Company; and Senior Vice President,
                       Product and Financial Management, MetLife Auto & Home
------------------------------------------------------------------------------------------------------------------------
Andrew Morey           Senior Vice President of State Street Research & Management Company;                    3
(34)                   formerly Vice President, State Street Research & Management Company
------------------------------------------------------------------------------------------------------------------------
Tucker Walsh           Managing Director of State Street Research & Management Company;                        3
(34)                   formerly Vice President and analyst, State Street Research & Management
                       Company
------------------------------------------------------------------------------------------------------------------------
Douglas A. Romich      Senior Vice President and Treasurer of State Street Research & Management              19
(47)                   Company; formerly Vice President and Assistant Treasurer, State Street
                       Research & Management Company
------------------------------------------------------------------------------------------------------------------------


Name,                                    Other
Address                           Directorships Held
and Age(a)                        by Trustee/Officer
================================================================================
Independent Trustees
 Bruce R. Bond          Avaya Corporation
(58)
--------------------------------------------------------------------------------
Peter S. Drotch        The First Marblehead Corp.
(62)
--------------------------------------------------------------------------------
Steve A. Garban        Metropolitan Series Fund, Inc.; and
(66)                   Metropolitan Series Fund II
--------------------------------------------------------------------------------
Susan M. Phillips      The Kroger Co.
(59)
--------------------------------------------------------------------------------
Toby Rosenblatt        A.P. Pharma, Inc.; Metropolitan Series
(65)                   Fund, Inc.; and Metropolitan Series
                       Fund II
--------------------------------------------------------------------------------
Michael S.             Metropolitan Series Fund, Inc.; and
Scott Morton (66)      Metropolitan Series Fund II
================================================================================
Interested Trustees
Richard S. Davis(+)    None
(58)
================================================================================
Officers
Caroline Evascu        None
(29)
--------------------------------------------------------------------------------
C. Kim Goodwin         None
(45)
--------------------------------------------------------------------------------
Paul Haagensen         None
(58)
--------------------------------------------------------------------------------
Eileen M. Leary        None
(41)
--------------------------------------------------------------------------------
John S. Lombardo       None
(49)
--------------------------------------------------------------------------------
Andrew Morey           None
(34)
--------------------------------------------------------------------------------
Tucker Walsh           None
(34)
--------------------------------------------------------------------------------
Douglas A. Romich      None
(47)
--------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II. The primary adviser to Metropolitan Series Fund, Inc. and Metropolitan Series Fund II is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.


                                    State Street Research Mid-Cap Growth Fund 13

[LOGO] STATE STREET RESEARCH                                  ------------
                                                                PRSRT STD
       One Financial Center                                   U.S. POSTAGE
       Boston, MA 02111-2690                                       PAID
                                                               PERMIT #6
                                                               HUDSON, MA
                                                              ------------

New accounts, mutual fund purchases, exchanges and account information

Internet  www.ssrfunds.com

E-mail    info@ssrfunds.com

Phone     1-87-SSR-FUNDS (1-877-773-8637),
          toll-free, 7 days a week, 24 hours a day
          Hearing-impaired: 1-800-676-7876
          Chinese- and Spanish-speaking: 1-888-638-3193

Fax 1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

Mail      State Street Research Service Center
          P.O. Box 8408, Boston, MA 02266-8408

--------------------------------------------------------------------------------
Did You Know?

State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the Web at www.ssrfunds.com and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS (1-877-773-8637).

Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time, to learn more.
--------------------------------------------------------------------------------

Investors should carefully consider the fund's investment objective, risks, charges and expenses before investing. The fund's prospectus contains more complete information on these and other matters. A prospectus for Mid-Cap Growth Fund is available through your financial professional, by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637) or by visiting our website at www.ssrfunds.com. Please read the prospectus carefully before investing.

OverView
For more information on the products and services we offer, refer to OverView, our quarterly shareholder newsletter.

Webcasts
For a professional perspective on the markets, the economy and timely investment topics, tune in to a State Street Research webcast by visiting our website at www.ssrfunds.com.

Complete Fund Listing
For a list of our funds, visit our website at www.ssrfunds.com under Research Our Funds.

                                    [GRAPHIC]
                               for Excellence in
                           Shareholder Communications

                                    [GRAPHIC]
                           for Excellence in Service

This report must be accompanied or preceded by a current prospectus. When used as sales material after June 30, 2004, this report must be accompanied by a current Quarterly Performance Update.

"State Street Research Proxy Voting Policies and Procedures"-which describes how we vote proxies relating to portfolio securities-is available upon request, free of charge, by calling the State Street Research Service Center toll-free at 1-87-SSR-FUNDS (1-877-773-8637) or by accessing the U.S.

Securities and Exchange Commission website at www.sec.gov.

The DALBAR awards recognize quality shareholder service and quality shareholder communications, and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

Member NASD, SIPC
(C)2004 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA 02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp0505)SSR-LD                                      MG-2653-0504

                               FORM N-CSR(2 OF 3)

ITEM 2: CODE OF ETHICS
        Not applicable for the reporting period.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT
        Not applicable for the reporting period.

ITEM 4: (PRINCIPAL ACCOUNTANT FEES AND SERVICES)
        Not applicable for the reporting period.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS
        Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS
        Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES:
        Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
        Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

       The Governance Committee will consider nominees recommended by shareholders. Shareholders may submit recommendations to the attention of the Secretary of the Trust, State Street Research & Management Company, One Financial Center, 30th Floor, Boston, MA 02111.

ITEM 10: CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.


ITEM 11: EXHIBITS

       (a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

       (a)(2) Certification for each principal executive and principal financial officer of the Registrant required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
              (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.302CERT

      (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Capital Trust

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    May 28, 2004
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    May 28, 2004
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    May 28, 2004
                          ------------------------